UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03459
Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)
600 Dresher Road
Horsham, PA 19044
(Address of principal executive offices) (Zip code)
Jill Bukata
Penn Series Funds, Inc.
600 Dresher Road
Horsham, PA 19044
(Name and address of agent for service)
Registrant’s telephone number, including area code: (215) 956-8256
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Money Market Fund

	Par	Value
	(000)	(000) ±
COMMERCIAL PAPER — 52.9%
Banking — 8.0%
Royal Bank of Scotland
3.640%, 10/17/05	$3,000	$2,996
Societe Generale
3.850%, 12/19/05	3,000	2,975

		5,971

Chemicals — 1.9%
Air Products & Chemicals, Inc.
3.750%, 10/06/05	1,407	1,406

Cosmetics & Toiletries — 4.0%
Procter & Gamble
3.540%, 10/24/05	3,000	2,994

Diversified Operations — 3.5%
General Electric
3.650%, 10/26/05	2,600	2,594

Finance — 11.3%
American Honda Finance Corp.
3.620%, 10/07/05	1,300	1,299
Barclay US
3.610%, 10/19/05	2,729	2,725
Citi Group, Inc.
3.840%, 12/07/05	1,500	1,489
UBS Finance
3.640%, 10/17/05	3,000	2,996

		8,509

Food Processors — 2.0%
Cargill, Inc.
3.770%, 11/18/05	1,500	1,493

Insurance — 6.8%
Mass Mutual
3.620%, 10/04/05	1,600	1,600
3.750%, 10/20/05	710	709
New York Life
3.600%, 10/11/05	2,800	2,798

		5,107

Machinery & Heavy Equipment — 2.0%
Caterpillar, Inc.
3.750%, 10/21/05	1,500	1,497

Pharmaceuticals — 7.7%
Abbott Laboratories
3.760%, 10/20/05	3,000	2,995
Pfizer, Inc.
3.560%, 10/06/05	2,800	2,799

		5,794

Retail — 3.7%
Wal-Mart Stores
3.730%, 10/04/05	2,750	2,750

Telecommunications — 2.0%
Bell South Corp.
3.730%, 10/21/05	1,500	1,497

TOTAL COMMERCIAL PAPER
(Cost $39,612)		39,612

CORPORATE BONDS — 25.2%
Automobiles & Related — 4.0%
Toyota Motor Credit Co.
3.765%, 01/25/06	3,000	3,000

Banking — 3.6%
Abbey National Plc
6.690%, 10/17/05	2,725	2,728

Diversified Operations — 1.3%
Honeywell International, Inc.
6.875%, 10/03/05	1,000	1,000

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Money Market Fund

	Par	Value
	(000)	(000) ±
Electronic Components & Semiconductors — 0.9%
Texas Instruments, Inc.
6.125%, 02/01/06	$665	$669

Finance — 11.5%
American Express Co.
6.875%, 11/01/05	210	211
American General Finance
1.500%, 12/15/05	150	149
5.875%, 12/15/05	1,115	1,120
Bank One Corporation
6.125%, 02/15/06	300	302
Citi Financial Credit Company
6.125%, 12/01/05	500	502
Goldman Sachs Group Lp
7.250%, 10/01/05	300	300
International Lease Finance Corp.
4.000%, 01/17/06	465	465
Lehman Brothers Holdings, Inc.
6.625%, 02/05/06	1,500	1,513
Morgan Stanley Dean Witter
6.100%, 04/15/06	3,000	3,031
National Rural Utilities
6.650%, 10/01/05	195	195
3.000%, 02/15/06	505	503
Wells Fargo Financial
7.000%, 11/01/05	300	301

		8,592

Food & Beverages — 2.0%
Unilever Capital Corp.
6.875%, 11/01/05	1,484	1,488

Insurance — 0.7%
American International Group
2.850%, 12/01/05	550	549

Pharmaceuticals — 0.2%
Pharmacia Corp.
5.750%, 12/01/05	110	110

Retail — 0.3%
Wal-Mart Stores, Inc.
5.875%, 10/15/05	225	225

Telecommunications — 0.7%
Verizon Global
6.750%, 12/01/05	500	502

TOTAL CORPORATE BONDS
(Cost $18,863)		18,863

VARIABLE RATE DEMAND NOTES *** — 14.6%
Healthcare — 1.8%
Barton Healthcare, LLC
3.860%, 10/05/05*	255	255
Fairview Hospital & Healthcare Services
3.860%, 10/06/05	400	400
St. Francis Healthcare Foundation
4.370%, 10/06/05*	685	685

		1,340

Municipal Bonds — 10.2%
Berks County, PA, Industrial Development Authority
3.960%, 10/06/05*	450	450
Columbia County, GA Development Authority
3.800%, 10/06/05*	900	900

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Money Market Fund

	Par	Value
	(000)	(000) ±
Municipal Bonds — (continued)
Harris County, TX, Sports Authority Special Revenue
3.870%, 10/06/05*	$2,200	$2,200
Illinois Development Finance Authority
3.860%, 10/06/05*	600	600
Montgomery County, PA Industrial Development Authority
3.960%, 10/06/05*	645	645
New York, NY — Subseries-A-9
3.840%, 10/05/05*	2,000	2,000
Philadelphia Authority-For Industrial Development-Marketplace
3.840%, 10/06/05*	870	870

		7,665

Parking Facilities — 2.6%
Liliha Parking LP
4.370%, 10/05/05*	1,960	1,960

TOTAL VARIABLE RATE DEMAND NOTES
(Cost $10,965)		10,965

	Number of
	Shares
SHORT-TERM INVESTMENTS — 7.1%
BlackRock Provident Institutional
Funds-Tempfund	3,115,299	3,115
Evergreen Prime Cash Management
Money Market Fund	2,176,527	2,177

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,292)		5,292

TOTAL INVESTMENTS -— 99.8%
(Cost $74,732)(a)		74,732

OTHER ASSETS IN EXCESS OF LIABILITES -— 0.2%		157

NET ASSETS APPLICABLE TO 74,889,724 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$74,889

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$1.00

(a)	Cost for Federal income tax purposes.

±	See Security Valuation Note

*	The security is a taxable municipal issue enhanced by a bank letter of credit.

***	The rate shown is the rate as of September 30, 2005, and the maturity is the next interest readjustment date.

Maturity	Market	% of
Schedule	Value (000)	Portfolio	(Cumulative)
1 - 7 days	$27,606	36.9%	36.9%
8 - 14 days	2,798	3.7%	40.6%
15 - 30 days	23,955	32.1%	72.7%
31 - 60 days	3,492	4.7%	77.4%
61 - 90 days	7,398	9.9%	87.3%
91 - 120 days	3,465	4.6%	91.9%
121 - 150 days	2,987	4.0%	95.9%
over 150 days	3,031	4.1%	100.0%

	$74,732	100.0%

Average Weighted Maturity — 32.88 days

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Limited Maturity Bond Fund

	Par	Value
	(000)	(000) ±
U.S. TREASURY OBLIGATIONS — 11.6%
U.S. Treasury Inflation Indexed Notes — 6.5%
3.375%, 01/15/07+	$3,000	$3,826

U.S. Treasury Notes — 5.1%
4.625%, 05/15/06+	3,000	3,010

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,738)		6,836

AGENCY OBLIGATIONS — 58.5%
Federal Home Loan Bank — 3.3%
3.050%, 09/05/07	2,000	1,951

Federal Home Loan Mortgage Corp. — 23.3%
3.180%, 10/03/05	13,200	13,198
6.850%, 09/15/19	573	527

		13,725

Federal National Mortgage Association — 31.4%
2.625%, 10/01/07	1,000	967
5.000%**, 01/25/12++	1,630	47
6.500%, 08/01/31	16	17
6.500%, 10/01/31	5	5
6.500%, 10/01/31	19	20
6.500%, 10/01/31	33	34
6.500%, 01/01/32	6	7
6.500%, 03/01/32	43	44
6.500%, 06/01/32	18	18
6.500%, 07/01/32	185	191
6.500%, 07/01/32	321	331
6.500%, 07/01/32	357	367
6.500%, 11/01/32	32	33
6.500%, 12/01/32	177	182
7.000%, 12/01/32	1,346	1,409
6.500%, 04/01/33	155	159
6.500%, 06/01/33	220	227
6.500%, 07/01/33	321	330
6.500%, 08/01/33	323	333
6.500%, 10/01/33	230	237
6.500%, 11/01/33	16	16
6.500%, 11/01/33	31	32
4.410%, 12/01/33	3,490	3,478
6.500%, 12/01/33	271	279
6.500%, 01/01/34	36	37
6.500%, 01/01/34	887	913
3.500%, 04/01/34	1,693	1,644
6.500%, 04/01/34	881	906
6.500%, 07/01/34	40	41
6.500%, 07/01/34	214	220
6.500%, 08/01/34	30	31
6.500%, 08/01/34	192	197
6.500%, 08/01/34	261	269
6.500%, 09/01/34	205	211
6.500%, 09/01/34	304	313
6.500%, 11/01/34	885	911
6.500%, 12/01/34	40	42
6.500%, 02/01/35	945	973
6.500%, 03/01/35	1,277	1,314
6.500%, 04/01/35	745	766
6.500%, 04/01/35	927	954

		18,505

Government National Mortgage Association — 0.5%
6.500%, 01/15/32	53	55
6.500%, 05/15/32	181	188
6.500%, 09/15/32	45	47

		290

TOTAL AGENCY OBLIGATIONS
(Cost $34,731)		34,471

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Limited Maturity Bond Fund

	Par	Value
	(000)	(000) ±
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.0%
Asset Securitization Corp.
7.400%, 10/13/26	$828	$852

Bear Stearns Commercial Mortgage Securities
6.080%, 02/15/35	1,454	1,481

Conseco Finance Securitizations Corp.
5.790%, 04/01/24	853	856

Enterprise Mortgage Acceptance Co.
6.380%, 01/15/25	371	370

GE Capital Commercial Mortgage Corp.
6.079%, 05/15/33	622	638
5.033%, 12/10/35	117	117

		755

Green Tree Financial Corp.
7.650%, 04/15/19	499	519
7.250%, 09/15/26	506	525
7.330%, 03/01/30	458	464
6.500%, 02/01/31	1,120	1,144

		2,652

LB-UBS Commercial Mortgage Trust
6.058%, 06/15/20	823	844
5.401%, 03/15/26	741	747
4.821%, 04/15/30	2,000	1,998

		3,589

Morgan Stanley Capital I, Inc.
5.020%, 10/15/35	571	572

NationsLink Funding Corp.
7.229%, 06/20/31	52	55

PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	591	606

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,949)		11,788

	Number
	of Shares
SHORT-TERM INVESTMENTS — 9.5%
BlackRock Provident Institutional
Funds — TempFund	2,808,480	2,808
Evergreen Prime Cash Management
Money Market Fund	2,770,856	2,771

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,579)		5,579

TOTAL INVESTMENTS -— 99.6%
(Cost $58,997)(a)		58,674

SECURITIES LENDING COLLATERAL — 11.9%
Institutional Money Market Trust
3.8210%, 10/03/05	7,027	7,027

(Cost $7,027)

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL		65,701

LIABILITIES IN EXCESS OF OTHER ASSETS -— (11.5)%		(6,802)

NET ASSETS APPLICABLE TO 5,557,222 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$58,899

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.60

(a)	Cost for Federal income tax purposes.

+	Security position is either entirely or partially on loan

±	See Security Valuation Note

++	IO — Interest Only

**	Effective Yield

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Quality Bond Fund

	Par	Value
	(000)	(000) ±
CORPORATE BONDS — 9.2%
Automobiles & Related — 0.5%
Ford Motor Co.
7.450%, 07/16/31	$1,000	$780

Broadcast/Media — 0.6%
Liberty Media Corp.
8.250%, 02/01/30+	1,000	958

Cable Operators — 0.9%
Tele-Communications, Inc.
9.875%, 06/15/22	1,000	1,383

Diversified Operations — 0.6%
Bombadier, Inc.
6.750%, 05/01/12 144A @+	1,000	933

Electric Utilities — 1.2%
Texas Utilities Co.
6.550%, 11/15/34	2,000	1,856

Finance — 1.1%
General Motors Acceptance Corp.
8.000%, 11/01/31	2,000	1,746

Oil & Gas — 2.5%
Energy Transfer Partners
5.950%, 02/01/15	1,000	995
Enterprise Products Operating Corp.
5.750%, 03/01/35	1,000	914
Kinder Morgan Energy Partners
5.800%, 03/15/35	1,000	960
Tennessee Gas Pipeline Co.
8.375%, 06/15/32	1,000	1,142

		4,011

Paper & Related Products — 0.6%
Abitibi-Consolidated, Inc.
8.850%, 08/01/30	1,000	900

Photography Equipment & Supplies — 1.2%
Eastman Kodak Co.
6.375%, 06/15/06	1,000	1,003
7.250%, 11/15/13	1,000	949

		1,952

TOTAL CORPORATE BONDS
(Cost $14,597)		14,519

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Inflation Indexed Notes
3.375%, 01/15/07+	7,000	8,927

U.S. Treasury Notes
5.750%, 11/15/05	725	727

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,449)		9,654

AGENCY OBLIGATIONS — 70.1%
Federal Home Loan Bank — 8.7%
2.450%, 03/23/07	11,000	10,702
3.050%, 09/05/07	3,000	2,927

		13,629

Federal Home Loan Mortgage Corp. —17.8%
3.180%, 10/03/05	24,000	23,996
6.850%, 09/15/19	4,201	3,868
5.500%,** 08/15/21++	511	29

		27,893

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Quality Bond Fund

	Par	Value
	(000)	(000) ±
Federal National Mortgage Association — 43.4%
2.625%, 10/01/07	$10,000	$9,665
5.500%**, 05/25/19++	1,140	4
6.500%, 01/01/28	140	145
6.500%, 04/01/28	102	106
7.000%, 07/01/28	276	290
5.500%, 10/01/28 TBA	10,500	10,493
6.500%, 01/01/29	130	134
6.500%, 01/01/29	161	166
6.500%, 01/01/29	108	111
7.000%, 05/01/29	190	199
6.500%, 08/01/29	26	27
7.000%, 03/01/30	266	279
6.500%, 02/01/31	130	134
7.000%, 02/01/31	225	235
6.500%, 05/01/31	151	156
6.500%, 06/01/31	22	22
7.000%, 07/01/31	255	267
6.500%, 08/01/31	15	16
7.000%, 08/01/31	211	221
7.000%, 08/01/31	209	219
6.500%, 09/01/31	56	58
7.000%, 09/01/31	187	196
6.500%, 10/01/31	153	157
6.500%, 11/01/31	305	315
6.500%, 11/01/31	136	140
6.500%, 11/01/31	199	205
6.500%, 01/01/32	127	131
6.500%, 02/01/32	96	99
7.000%, 02/01/32	160	168
6.500%, 04/01/32	262	270
6.500%, 04/01/32	106	109
6.500%, 04/01/32	138	143
6.500%, 04/01/32	76	78
6.500%, 05/01/32	100	103
7.000%, 05/01/32	281	294
7.000%, 05/01/32	195	204
7.000%, 05/01/32	94	98
6.500%, 06/01/32	128	132
6.500%, 07/01/32	49	51
6.500%, 07/01/32	585	602
6.500%, 07/01/32	226	232
6.500%, 08/01/32	404	416
6.500%, 08/01/32	394	406
6.500%, 08/01/32	107	111
6.500%, 08/01/32	111	115
6.500%, 08/01/32	144	148
6.500%, 09/01/32	713	734
6.500%, 09/01/32	256	263
6.500%, 09/01/32	254	261
6.500%, 09/01/32	231	237
5.000%, 10/01/32 TBA	10,000	9,788
6.500%, 10/01/32	110	113
6.500%, 10/01/32	210	216
6.500%, 11/01/32	157	161
6.500%, 11/01/32	49	50
6.500%, 11/01/32	270	278
6.500%, 11/01/32	222	228
6.500%, 12/01/32	268	276
7.000%, 12/01/32	4,197	4,393
6.500%, 01/01/33	574	591
6.500%, 01/01/33	351	362
6.500%, 02/01/33	342	352
6.500%, 02/01/33	371	383
6.500%, 02/01/33	343	352
6.000%, 03/01/33	3,687	3,750
6.500%, 03/01/33	294	302
6.500%, 03/01/33	206	212

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Quality Bond Fund

	Par	Value
	(000)	(000) ±
6.500%, 04/01/33	$435	$448
6.500%, 04/01/33	154	159
6.500%, 05/01/33	263	271
6.500%, 06/01/33	1,128	1,161
6.500%, 09/01/33	44	45
6.500%, 10/01/33	319	328
6.500%, 10/01/33	111	115
6.500%, 11/01/33	106	109
6.500%, 11/01/33	249	256
6.500%, 01/01/34	278	286
6.500%, 02/01/34	272	280
6.500%, 03/01/34	334	344
3.500%, 04/01/34	5,080	4,931
6.500%, 04/01/34	347	357
6.500%, 06/01/34	202	208
6.500%, 06/01/34	749	771
6.500%, 06/01/34	208	214
6.500%, 07/01/34	280	289
6.500%, 07/01/34	432	444
6.500%, 07/01/34	228	235
6.500%, 07/01/34	586	603
6.500%, 08/01/34	262	270
6.500%, 08/01/34	92	95
6.500%, 08/01/34	269	277
6.500%, 09/01/34	318	328
6.500%, 10/01/34	116	120
6.500%, 10/01/34	112	115
6.500%, 10/01/34	174	179
6.500%, 11/01/34	773	795
6.500%, 12/01/34	317	326
6.500%, 12/01/34	596	614
6.500%, 01/01/35	705	725
6.500%, 05/01/35	329	338
6.500%, 06/01/35	325	335
6.500%, 06/01/35	240	247
6.500%, 07/01/35	302	311

		68,101

Government National Mortgage Association — 0.2%
9.000%, 10/15/30	27	30
9.000%, 11/15/30	85	94
9.000%, 11/15/30	128	141

		265

TOTAL AGENCY OBLIGATIONS
(Cost $111,226)		109,888

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.2%
Bank Of America Commercial Mortgage, Inc.
7.109%, 11/15/31	3,321	3,439

Conseco Finance Securitizations Corp.
7.620%, 05/01/31	774	780
7.470%, 02/01/32	1,194	1,208
7.730%, 04/01/32	507	494
5.790%, 05/01/33	3,411	3,423

		5,905

Enterprise Mortgage Acceptance Co.
6.380%, 01/15/25	1,337	1,331

GE Capital Commercial Mortgage Corp.
6.079%, 05/15/33	2,488	2,551

Green Tree Financial Corp.
5.760%, 11/01/18	75	76
7.240%, 11/15/28	785	286
6.080%, 12/01/30	220	221
7.330%, 04/01/31	1,831	1,857

		2,440

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Quality Bond Fund

	Par	Value
	(000)	(000) ±
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/20	$3,290	$3,379
5.401%, 03/15/26	2,138	2,153
4.821%, 04/15/30	3,000	2,997

		8,529

PNC Mortgage Acceptance Corp.
7.520%, 07/15/08	395	407
5.910%, 03/12/34	2,364	2,422

		2,829

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $27,727)		27,024

ASSET BACKED SECURITIES — 1.4%
Railcar Leasing L.L.C.
7.125%, 01/15/13	2,000	2,139

(Cost $2,012)

	Number of
	Shares
SHORT-TERM INVESTMENTS — 8.4%
BlackRock Provident Institutional
Funds — TempFund	7,643,514	7,644
Evergreen Prime Cash Management
Money Market Fund	5,529,172	5,529

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,173)		13,173

TOTAL INVESTMENTS -— 112.5%
(Cost $178,184)(a)		176,397

	Par
	(000)
SECURITIES LENDING COLLATERAL — 7.1%
Institutional Money Market Trust
3.8210%, 10/03/05	10,031	10,031
Societe Generale TD
3.9370%, 10/03/05	671	671
Wells Fargo TD
3.8750%, 10/03/05	395	395

TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,097)		11,097

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL		187,494

LIABILITES IN EXCESS OF OTHER ASSETS -— (19.6)%		(30,686)

NET ASSETS APPLICABLE TO 14,690,317 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$156,808

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.67

(a)	Cost for Federal income tax purposes.

+	Security position is either entirely or partially on loan

±	See Security Valuation Note

++	IO — Interest Only Security

**	Effective Yield

@	Security restricted and/or exempt from registration under Rule144A of the Securities Act of 1933.

TBA — To Be Announced

TD — Time Deposit

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
CORPORATE BONDS — 94.6%
Advertising — 1.9%
Advanstar Communications, Inc.
10.750%, 08/15/10	$125	$140
12.000%, 02/15/11	175	187
Advanstar, Inc.**
8.113%, 10/15/11	150	155
Affinity Group, Inc.
10.875%, 02/15/12	78	73
Lamar Advertising Co.
2.875%, 12/31/10	203	217
Lamar Media Corp. 144A @
6.625%, 08/15/15	150	153
R.H. Donnelley Finance Corp.
10.875%, 12/15/12	575	645
WDAC Subsidiary Corp. 144A @
8.375%, 12/01/14	75	73

		1,643

Aerospace & Defense — 1.9%
BE Aerospace, Inc.
8.500%, 10/01/10	75	82
8.875%, 05/01/11	300	315
GenCorp, Inc.^
9.500%, 08/15/13	422	463
Moog, Inc. 144A @
6.250%, 01/15/15	100	101
6.250%, 01/15/15	100	100
Sequa Corp.
9.000%, 08/01/09	50	53
TD Funding Corp.
8.375%, 07/15/11	150	157
Vought Aircraft Industries, Inc.
8.000%, 07/15/11	375	356

		1,627

Agricultural Products — 0.1%
IMC Global, Inc.
10.875%, 06/01/08	25	28
11.250%, 06/01/11	25	28
10.875%, 08/01/13	50	59

		115

Automobiles & Related — 4.1%
Autocam Corp.
10.875%, 06/15/14	225	151
Commercial Vehicle Group, Inc. 144A @
8.000%, 07/01/13	50	50
Cooper Standard Automotive Corp.
8.375%, 12/15/14	250	210
Delphi Automotive Systems
7.125%, 05/01/29	300	192
Ford Motor Credit Co.
7.375%, 10/28/09	450	435
7.000%, 10/01/13	675	626
NationsRent Inc.
9.500%, 10/15/10	175	191
Rexnord Corp.
10.125%, 12/15/12	400	438
Sunstate Equipment Co LLC 144A @
10.500%, 04/01/13	200	205
Tenneco Automotive, Inc.
8.625%, 11/15/14	250	252
TRW Automotive Holdings Corp.
9.375%, 02/15/13	382	414
11.000%, 02/15/13	12	14
Visteon Corp.
7.000%, 03/10/14	375	325

		3,503

Banking — 0.2%
CCM MERGER INCORPORATED 144A @
8.000%, 08/01/13	150	151

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Broadcast/Media — 2.9%
Echostar DBS Corp.
6.625%, 10/01/14	$300	$297
Fisher Communications, Inc.
8.625%, 09/15/14	75	80
Gray Television, Inc.
9.250%, 12/15/11	250	271
Lighthouse International Co. SA 144A @
8.000%, 04/30/14	275	349
Medianews Group, Inc.
6.875%, 10/01/13	175	174
6.375%, 04/01/14	50	48
Quebecor Media, Inc.
11.125%, 07/15/11	400	437
Sinclair Broadcast Group
8.000%, 03/15/12	275	281
Videotron Ltee 144A @
6.875%, 01/15/14	200	205
XM Satellite Radio Holdings, Inc.
1.204%**, 12/31/09	75	79
12.000%, 06/15/10	170	194

		2,415

Building & Building Supplies — 0.8%
Ainsworth Lumber Co. Ltd.
7.250%, 10/01/12	125	118
Building Materials Corp. of America
7.750%, 08/01/14	325	315
Norcraft Cos. LP
9.000%, 11/01/11	225	233

		666

Building & Real Estate — 0.9%
Brand Services, Inc.
12.000%, 10/15/12	225	239
Mobile Mini, Inc.
9.500%, 07/01/13	125	138
WCI Communities, Inc.
10.625%, 02/15/11	100	106
9.125%, 05/01/12	100	103
7.875%, 10/01/13	150	148
William Lyon Homes, Inc.
7.500%, 02/15/14	25	23

		757

Building Products & Supplies — 0.4%
Texas Industries, Inc. 144A @
7.250%, 07/15/13	275	286

Cable Operators — 1.6%
CCO Holdings LLC/Capital Corp.
7.535%, 12/15/10	125	123
8.750%, 11/15/13	275	272
Charter Communications Operating LLC 144A @
8.000%, 04/30/12	225	227
CSC Holdings, Inc.
7.625%, 04/01/11	125	123
6.750%, 04/15/12 144A @	300	283
Echostar Communications Corp.
5.750%, 05/15/08	125	124
Mediacom Broadband LLC
11.000%, 07/15/13	150	162
8.500%, 10/15/15 144A @	75	72

		1,386

Chemicals — 4.4%
Arco Chemical Co.
10.250%, 11/01/10	75	82
9.800%, 02/01/20	75	85
Borden U.S. Finance Corp./Nova Scotia Finance ULC 144A @
9.000%, 07/15/14	400	406

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Chemicals — (Continued)
Compass Minerals International, Inc.**
9.142%, 06/01/13	$525	$438
Crompton Corp.
9.875%, 08/01/12	50	57
Equistar Chemicals LP
8.750%, 02/15/09	50	52
Huntsman Co. LLC
11.625%, 10/15/10	163	186
Huntsman International LLC
9.875%, 03/01/09	225	238
Koppers, Inc.
9.875%, 10/15/13	325	359
Lyondell Chemical Co.
9.625%, 05/01/07	50	52
9.500%, 12/15/08	125	131
11.125%, 07/15/12	100	112
10.500%, 06/01/13	275	311
Phosphate Resource Partners LP
7.000%, 02/15/08	100	102
Resolution Performance Products LLC
9.500%, 04/15/10	200	207
Rhodia SA
10.250%, 06/01/10	475	502
Rockwood Specialties, Inc.
10.625%, 05/15/11	200	218
United Agri Products
8.250%, 12/15/11	198	209

		3,747

Computer — Internet Services & Software — 0.0%
Globix Corp.^
11.000%, 05/01/08	32	30

Computer — Network Products & Services — 0.4%
UGS Corp.
10.000%, 06/01/12	275	301

Computer Services & Software — 1.4%
Activant Solutions, Inc. 144A @
9.090%, 04/01/10	25	25
Haights Cross Operating Co.^
11.750%, 08/15/11	175	192
Sungard Data Systems, Inc.
9.125%, 08/15/13 144A @	575	596
10.250%, 08/15/15 144A @	250	253
Unisys Corp.
8.000%, 10/15/12	125	123

		1,189

Computers & Office Equipment — 0.3%
Xerox Corp.
6.875%, 08/15/11	50	52
7.625%, 06/15/13	125	133
7.200%, 04/01/26	75	82

		267

Consumer Products — 2.7%
Acco Brands Corp. 144A @
7.625%, 08/15/15	200	198
Equinox Holdings Ltd.
9.000%, 12/15/09	100	103
FTD, Inc.
7.750%, 02/15/14	244	245
Gregg Appliances
9.000%, 02/01/13	125	117
Jostens Holdings Corp.
9.417%**, 12/01/13	525	378
Jostens IH Corp.
7.625%, 10/01/12	250	252

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Consumer Products — (Continued)
Leslie’s Poolmart
7.750%, 02/01/13	$275	$278
Norcraft Holdings/Capital
5.215%**, 09/01/12	150	105
Rayovac Corp.
8.500%, 10/01/13	150	145
7.375%, 02/01/15	275	247
Simmons Bedding Co.
7.875%, 01/15/14	100	92
5.023%**, 12/15/14 144A @	225	119

		2,279

Containers — 2.8%
AEP Industries, Inc.
7.875%, 03/15/13	200	198
Ball Corp.
6.875%, 12/15/12	75	76
Bway Corp.
10.000%, 10/15/10	200	212
Graphic Packaging International Corp.
8.500%, 08/15/11	150	147
9.500%, 08/15/13	125	117
Greif Brothers Corp.
8.875%, 08/01/12	100	107
Jefferson Smurfit Corp.
8.250%, 10/01/12	50	47
7.500%, 06/01/13	25	23
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/09	325	341
7.750%, 05/15/11	100	104
8.750%, 11/15/12	150	162
8.250%, 05/15/13	150	156
Owens-Illinois, Inc.
7.350%, 05/15/08	75	77
Plastipak Holdings, Inc.
10.750%, 09/01/11	375	409
Solo Cup Co.
8.500%, 02/15/14	100	89
Stone Container Corp.
9.750%, 02/01/11	100	102

		2,367

Cosmetics & Toiletries — 0.2%
Chattem, Inc.
7.000%, 03/01/14	150	152

Distribution Services — 0.5%
ADESA Corp.
7.625%, 06/15/12	200	200
Aviall, Inc.
7.625%, 07/01/11	200	206

		406

Diversified Operations — 1.5%
Bombadier, Inc.
6.750%, 05/01/12 144A @	475	443
6.300%, 05/01/14 144A @	150	133
Fisher Scientific International, Inc. 144A @
6.125%, 07/01/15	225	226
Leucadia National Corp.
7.000%, 08/15/13	275	276
Nell AF Sarl 144A @
8.375%, 08/15/15	225	220

		1,298

Electronic Components & Semiconductors — 2.5%
Amkor Technologies, Inc.
9.250%, 02/15/08	50	47
Celestica Inc.
7.875%, 07/01/11	200	204

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Electronic Components & Semiconductors — (Continued)
Flextronics International Ltd.
6.250%, 11/15/14	$225	$224
Freescale Semiconductor, Inc.
6.875%, 07/15/11	175	184
7.125%, 07/15/14	225	240
L-3 Communications Corp.
6.375%, 10/15/15	225	227
ON Semiconductor Corp. 144A @^
13.251%**, 08/04/11	150	252
Sanmina-SCI Corp.
10.375%, 01/15/10	25	28
6.750%, 03/01/13	200	190
Stats Chippac, Inc.
6.750%, 11/15/11	100	97
Superior Essex, Inc.
9.000%, 04/15/12	175	177
Telex Communications, Inc.^
11.500%, 10/15/08	200	213

		2,083

Energy Resources & Services — 6.6%
AES Corp.
9.375%, 09/15/10	100	110
8.875%, 02/15/11	450	488
7.750%, 03/01/14	75	79
9.000%, 05/15/15 144A @	400	439
Allegheny Energy Supply Co. LLC
7.800%, 03/15/11	50	55
8.250%, 04/15/12 144A @	25	28
Alpha Natural Resources LLC
10.000%, 06/01/12	200	222
CMS Energy Corp.
9.875%, 10/15/07	350	381
8.500%, 04/15/11	50	56
EL Paso Production Holding Co.
7.750%, 06/01/13	125	131
Hilcorp Energy Co. 144A @^
10.500%, 09/01/10	300	330
Inergy LP/Inergy Finance Corp. 144A @
6.875%, 12/15/14	75	72
Invensys Plc 144A @
9.875%, 03/15/11	225	224
Luscar Coal Ltd.
9.750%, 10/15/11	150	162
Midwest Generation LLC
8.750%, 05/01/34	275	306
Mirant Americas Generation, LLC
8.300%, 05/01/11	175	218
NRG Energy, Inc.
8.000%, 12/15/13	524	558
Orion Power Holdings, Inc.
12.000%, 05/01/10	300	361
Petroleum Geo-Services ASA
10.000%, 11/05/10	375	420
Sierra Pacific Resources
8.625%, 03/15/14	450	496
Texas Genco LLC/Texas Genco Financing Corp. 144A @
6.875%, 12/15/14	300	305
Utilicorp Canada Finance Corp.
7.750%, 06/15/11	150	158

		5,599

Entertainment & Leisure — 2.4%
AMC Entertainment, Inc.
8.625%, 08/15/12	75	75
8.000%, 03/01/14	100	88
AMF Bowling Worldwide, Inc.
10.000%, 03/01/10	200	199

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Entertainment & Leisure — (Continued)
Cinemark, Inc.
9.000%, 02/01/13	$50	$52
3.822%**, 03/15/14	625	437
Herbst Gaming, Inc.
7.000%, 11/15/14	200	200
K2, Inc.
7.375%, 07/01/14	200	200
LCE Acquisition Corp.
9.000%, 08/01/14	100	97
Marquee Holdings, Inc.
5.597%**, 08/15/14	400	240
Six Flags, Inc.
8.875%, 02/01/10	50	49
9.750%, 04/15/13	100	99
9.625%, 06/01/14	50	49
Town Sports International, Inc.
9.625%, 04/15/11	75	78
Warner Music Group
7.375%, 04/15/14	200	201

		2,064

Finance — 5.5%
Alamosa Delaware, Inc.
11.000%, 07/31/10	377	425
Alliance One International Series 144A @
11.000%, 05/15/12	125	119
BCP Caylux Holdings Luxembourg SCA
9.625%, 06/15/14	310	345
Couche-Tard U.S./Finance
7.500%, 12/15/13	325	335
E*TRADE Financial Corp.
8.000%, 06/15/11	550	568
7.375%, 09/15/13 144A @	225	227
FBOP Capital Trust II 144A @^
10.000%, 01/15/09	150	162
FTI CONSULTING 144A
7.625%, 06/15/13	175	177
General Motors Acceptance Corp.
6.750%, 12/01/14	775	674
8.000%, 11/01/31	325	284
Global Cash Access LLC
8.750%, 03/15/12	275	296
IAAI Finance Corp. 144A @
11.000%, 04/01/13	150	154
New ASAT Finance Ltd.^
9.250%, 02/01/11	100	70
Poster Financial Group Inc.
8.750%, 12/01/11	175	180
Rafealla Apparel Group 144A @
11.250%, 06/15/11	225	219
Refco Finance Holdings
9.000%, 08/01/12	175	190
Stone Container Finance
7.375%, 07/15/14	275	245

		4,670

Food & Beverages — 1.6%
Agrilink Foods, Inc.^
11.875%, 11/01/08	69	71
B&G Foods, Inc.
8.000%, 10/01/11	275	278
Del Monte Corp. 144A @
8.625%, 12/15/12	75	81
6.750%, 02/15/15	75	75
Dole Foods Co.
8.625%, 05/01/09	75	78
8.875%, 03/15/11	175	182
Le-Natures, Inc. 144A @
10.000%, 06/15/13	275	297

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Food & Beverages — (Continued)
Pierre Foods, Inc.
9.875%, 07/15/12	$100	$103
Wornick Co.
10.875%, 07/15/11	200	205

		1,370

Healthcare — 2.7%
Community Health Systems, Inc.
6.500%, 12/15/12	100	100
Concentra Operating Corp.
9.500%, 08/15/10	100	105
9.125%, 06/01/12	175	182
Fresenius Medical Care Capital Trust II
7.875%, 02/01/08	25	26
Genesis HealthCare Corp.
8.000%, 10/15/13	225	242
HCA-The Healthcare Corp.
8.750%, 09/01/10	350	387
6.375%, 01/15/15	375	371
Tenet Healthcare Corp.
6.500%, 06/01/12	100	93
7.375%, 02/01/13	75	71
9.875%, 07/01/14	150	157
Triad Hospitals, Inc.
7.000%, 11/15/13	325	329
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	150	160
Ventas Realty Lp/Cpp Crp 144@
6.750%, 06/01/10	75	76

		2,299

Home Furnishings — Housewares — 0.3%
Sealy Mattress Co.
8.250%, 06/15/14	275	276

Hotels & Gaming — 4.1%
American Casino & Entertainment Properties LLC 144A @
7.850%, 02/01/12	275	284
Ameristar Casinos, Inc.
10.750%, 02/15/09	225	240
Argosy Gaming Co.
9.000%, 09/01/11	25	27
7.000%, 01/15/14	100	111
Boyd Gaming Corp.
8.750%, 04/15/12	25	27
7.750%, 12/15/12	75	79
6.750%, 04/15/14	200	201
Mandalay Resort Group
10.250%, 08/01/07	225	242
Meristar Hospitality Corp.
9.000%, 01/15/08	75	78
9.125%, 01/15/11	125	132
MGM Mirage, Inc.
9.750%, 06/01/07	225	240
6.000%, 10/01/09	150	148
8.500%, 09/15/10	250	272
Mohegan Tribal Gaming
6.125%, 02/15/13	25	25
6.875%, 02/15/15	150	153
Penn National Gaming Inc.
6.750%, 03/01/15	125	122
Resort International Hotel & Casino Inc.
11.500%, 03/15/09	25	28
San Pasqual Casino 144A @
8.000%, 09/15/13	50	50
Seneca Gaming Corp. 144A @
7.250%, 05/01/12	25	26

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Hotels & Gaming — (Continued)
Station Casinos, Inc.
6.000%, 04/01/12	$150	$150
6.500%, 02/01/14	25	25
6.875%, 03/01/16 144A @	200	203
6.875%, 03/01/16	200	203
9.875%, 03/01/16	75	76
Trump Entertainment Resorts
8.500%, 06/15/15	175	169
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	150	143

		3,454

Hotels & Resorts — 0.9%
Host Marriott Corp,
7.125%, 11/01/13	50	51
6.375%, 03/15/15	200	194
La Quinta Properties, Inc.
8.875%, 03/15/11	400	428
7.000%, 08/15/12	75	77

		750

Machinery & Heavy Equipment — 0.9%
Case New Holland, Inc.
9.250%, 08/01/11	225	238
Columbus McKinnon Corp.
8.875%, 11/01/13	225	227
Dresser-Rand Group, Inc. 144A @
7.375%, 11/01/14	66	68
JLG Industries, Inc.
8.375%, 06/15/12	179	190

		723

Manufacturing — 1.2%
Accuride Corp.
8.500%, 02/01/15	275	269
Aearo Corp.
8.250%, 04/15/12	200	200
Foundation PA Coal Co.
7.250%, 08/01/14	175	182
General Cable Corp.
9.500%, 11/15/10	150	158
The Manitowoc Co., Inc.
7.125%, 11/01/13	75	78
Valmont Industries, Inc.
6.875%, 05/01/14	150	153

		1,040

Medical Services & Equipment — 1.0%
DaVita, Inc.
6.625%, 03/15/13	75	76
7.250%, 03/15/15	225	228
Quintiles Transnational Corp.
10.000%, 10/01/13	175	197
U.S. Oncology, Inc.
9.000%, 08/15/12	125	135
10.750%, 08/15/14	75	84
Warner Chilcott Corp. 144A @
8.750%, 02/01/15	125	120

		840

Medical Supplies & Equipment — 0.8%
Biovail Corp.
7.875%, 04/01/10	175	182
Medquest, Inc.
11.875%, 08/15/12	100	106
MQ Associates, Inc.^
12.250%**, 08/15/12	150	95
VWR International, Inc.
6.875%, 04/15/12	50	49
8.000%, 04/15/14	250	243

		675

Penn Series Funds, Inc.
STatement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Metal Components & Products — 1.1%
Century Aluminum Co.
7.500%, 08/15/14	$125	$129
Earle M. Jorgensen Co.
9.750%, 06/01/12	375	407
Gerdau AmeriSteel Corp.
10.375%, 07/15/11	175	195
Novelis,Inc. 144A @
7.250%, 02/15/15	225	212

		943

Metals & Mining — 0.3%
Arch Western Finance LLC
6.750%, 07/01/13	75	77
Neenah Corp. 144A @^
11.000%, 09/30/10	125	138

		215

Office Equipment & Services — 0.1%
IKON Office Solutions, Inc. 144A @
7.750%, 09/15/15	100	98

Office Property — 0.2%
Saul Centers, Inc.
7.500%, 03/01/14	150	154

Oil & Gas — 6.7%
AmeriGas Partners LP
10.000%, 04/15/06^	250	255
7.250%, 05/20/15 144A @	375	392
ANR Pipeline Co.
8.875%, 03/15/10	50	54
Chesapeake Energy Corp.
7.000%, 08/15/14	125	131
6.375%, 06/15/15	175	176
6.625%, 01/15/16	375	380
Compton Petroleum Corp.
9.900%, 05/15/09	25	27
Denbury Resources, Inc.
7.500%, 04/01/13	200	210
Dynegy Roseton/Danskammer LLC
7.270%, 11/08/10	175	174
Ferrellgas Partners LP
8.750%, 06/15/12	325	330
Forest Oil Corp.
8.000%, 12/15/11	100	110
Grant Prideco, Inc. 144A @
6.125%, 08/15/15	75	76
Hanover Compressor Co.
8.028%**, 03/31/07	25	22
9.000%, 06/01/14	75	83
Hanover Equipment Trust
8.750%, 09/01/11	175	186
James River Coal Co.
9.375%, 06/01/12	200	213
Magnum Hunter Resources, Inc.
9.600%, 03/15/12	32	35
Ocean Rig Norway 144A
8.375%, 07/01/13	225	244
Parker Drilling Co. 144A @^
10.125%, 11/15/09	34	35
Plains Exploration & Production Co.
8.750%, 07/01/12	75	81
Pogo Producing Co. 144A @
6.875%, 10/01/17	150	152
Pride International, Inc.
7.375%, 07/15/14	150	163
Range Resources Corp.
7.375%, 07/15/13	25	27
6.375%, 03/15/15	200	201

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Oil & Gas — (Continued)
Southern Natural Gas Co.
8.875%, 03/15/10	$150	$162
Stone Energy Corp.
8.250%, 12/15/11	175	184
6.750%, 12/15/14	50	49
Swift Energy Co.
7.625%, 07/15/11	125	129
Universal Compression, Inc.
7.250%, 05/15/10	200	207
Whiting Petroleum Corp.
7.250%, 05/01/13	150	153
7.000%, 02/01/14 144A @	125	127
Williams Cos., Inc.
8.125%, 03/15/12	575	628
7.625%, 07/15/19	50	54
7.500%, 01/15/31	150	159
7.750%, 06/15/31	100	108

		5,717

Paper & Related Products — 2.1%
Boise Cascade LLC
7.125%, 10/15/14	325	308
Georgia-Pacific Corp.
8.875%, 02/01/10	50	56
9.375%, 02/01/13	100	111
Longview Fibre Co.
10.000%, 01/15/09	450	475
MDP Acquisitions Plc
9.625%, 10/01/12	350	352
Newpage Corp.
9.943%, 05/01/12	75	71
10.000%, 05/01/12	175	164
12.000%, 05/01/13	75	65
Norske Skog Canada Ltd
7.375%, 03/01/14	200	190

		1,792

Pharmaceuticals — 1.1%
Amerisourcebergen Corp. 144A @
5.625%, 09/15/12	150	148
Jean Coutu Group, Inc.
7.625%, 08/01/12	250	254
8.500%, 08/01/14	250	249
Mylan Laboratories, Inc. 144A @
5.750%, 08/15/10	175	175
Omnicare, Inc.
8.125%, 03/15/11	125	131

		957

Photography Equipment & Supplies — 0.5%
Eastman Kodak Co.
7.250%, 11/15/13	475	451

Printing & Publishing — 2.8%
Affinity Group, Inc.
9.000%, 02/15/12	125	125
American Achievement Corp.
8.250%, 04/01/12	275	278
Canwest Media, Inc.
10.625%, 05/15/11	275	299
Dex Media East LLC
9.875%, 11/15/09	75	82
12.125%, 11/15/12	292	342
Dex Media Finance/West
8.500%, 08/15/10	25	26
9.875%, 08/15/13	225	248
Houghton Mifflin Co.
8.250%, 02/01/11	150	155
9.875%, 02/01/13	100	106

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Printing & Publishing — (continued)
Morris Publishing
7.000%, 08/01/13	$200	$198
Nebraska Book Co., Inc.
8.625%, 03/15/12	275	259
Primedia, Inc.
8.875%, 05/15/11	150	157
8.000%, 05/15/13 144A @	25	25
Vertis, Inc.
9.750%, 04/01/09	75	77

		2,377

Restaurants — 0.8%
El Pollo Loco Inc.
9.250%, 12/15/09	100	109
Landry’s Restaurants, Inc.
7.500%, 12/15/14	175	166
O’Charley’s, Inc.
9.000%, 11/01/13	200	212
The Restaurant Company 144A @
10.000%, 10/01/13	175	168

		655

Retail — 2.2%
Amazon.Com Inc.
4.750%, 02/01/09	325	318
Dollar Financial Group, Inc.
9.750%, 11/15/11	175	182
GSC Holdings Corp. 144A @
8.000%, 10/01/12	675	672
Movie Gallery Inc.
11.000%, 05/01/12	200	177
The Pantry, Inc.
7.750%, 02/15/14	200	200
Pathmark Stores, Inc.
8.750%, 02/01/12	150	144
Real Mex Restaurants Inc.
10.250%, 04/01/10	125	134

		1,827

Services — Commercial — 1.7%
Brand Intermediate Holdings, Inc. 144A @^
13.000%, 10/15/13	170	177
Brickman Group Ltd.
11.750%, 12/15/09	150	168
Coinmatch Corp.
9.000%, 02/01/10	151	154
Digicel Limited 144A @
9.250%, 09/01/12	200	207
Interface, Inc.
10.375%, 02/01/10	350	378
9.500%, 02/01/14	25	25
Mac-Gray Corp. 144A @
7.625%, 08/15/15	200	204
Mail-Well, Inc.
9.625%, 03/15/12	150	161

		1,474

Special Purpose Entity — 1.7%
AAC Group Holding Corp 144A @
10.250%**, 10/01/12	100	72
Canwest Media Inc.
8.000%, 09/15/12	312	332
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
3.993%**, 10/01/14	314	220
3.704%**, 10/01/14	91	65
JSG Funding Plc, Sr. Subordinated
7.750%, 04/01/15	200	170
Universal City Florida Holding Co.
11.750%, 04/01/10	350	395
8.375%, 05/01/10	175	181

		1,435

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Telecommunications — 9.9%
ACC Escrow Corp.
10.000%, 08/01/11	$25	$27
Allbritton Communications Company
7.750%, 12/15/12	100	99
American Tower Corp.
7.250%, 12/01/11	50	53
7.500%, 05/01/12	25	26
3.000%, 08/15/12	150	202
7.125%, 10/15/12	200	210
AT&T Corp.
9.050%, 11/15/11	250	282
Centennial Communications Corp.
10.125%, 06/15/13	100	113
8.125%, 02/01/14	100	106
DirecTV Holdings
8.375%, 03/15/13	50	55
6.375%, 06/15/15 144A @	350	347
Dobson Cellular Systems
9.875%, 11/01/12	150	164
Dobson Communications Corp.
8.875%, 10/01/13	125	125
Eircom Funding
8.250%, 08/15/13	250	271
Horizon PCS, Inc.
11.375%, 07/15/12	100	115
Inmarsat Finance Plc
7.625%, 06/30/12	40	41
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/01/09	100	102
Intelsat Bermuda Ltd 144A @
8.695%, 01/15/12	350	356
IPCS, Inc. 144A @
11.500%, 05/01/12	125	144
Iwo Escrow Co.**
3.414%, 01/15/15	100	70
Loral Cyberstar, Inc.#
10.000%, 07/15/06	275	245
MCI, Inc.
7.688%, 05/01/09	326	338
Nextel Communications, Inc.
6.875%, 10/31/13	100	106
7.375%, 08/01/15	125	134
Nextel Partners, Inc.
8.125%, 07/01/11	200	216
Panamsat Corp.
9.000%, 08/15/14	237	250
PanAmSat Holding Corp.**
4.517%, 11/01/14	25	17
Qwest Corp.
7.875%, 09/01/11	250	261
6.671%, 06/15/13 144A @	225	234
Qwest Services Corp.
13.500%, 12/15/10	575	658
Rogers Cable, Inc.
6.750%, 03/15/15	225	226
Rogers Wireless Communications, Inc.
9.625%, 05/01/11	250	289
8.000%, 12/15/12	650	687
7.500%, 03/15/15	100	108
Rural Cellular Corp.
9.625%, 05/15/08	50	50
9.750%, 01/15/10	25	25
9.875%, 02/01/10	125	131
Syniverse Technologies Inc. 144A @
7.750%, 08/15/13	175	176

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Par	Value
	(000)	(000) ±
Telecommunications — (continued)
Time Warner Telecom LLC
9.750%, 07/15/08	$255	$258
Time Warner Telecom, Inc.
10.125%, 02/01/11	225	232
Ubiquitel Operating Co. 144A @
9.875%, 03/01/11	200	222
US LEC Corp.
11.890%, 10/01/09	175	180
US Unwired, Inc.
10.000%, 06/15/12	250	288
Videotron Ltee 144A @
6.375%, 12/15/15	75	74
Zeus Special Sub Lmtd. 144A @**
9.250%, 02/01/15	100	66

		8,379

Textiles & Apparel — 1.1%
Tandus Group
9.750%, 02/15/10	225	217
Invista 144A @
9.250%, 05/01/12	575	625
Quiksilver, Inc. 144A @
6.875%, 04/15/15	100	96

		938

Tobacco — 0.3%
RJ Reynolds Tobacco Hold 144A @
6.500%, 07/15/10	275	274

Transportation & Related Services — 0.9%
CHC Helicopter Corp.
7.375%, 05/01/14	150	154
Petroleum Helicopters, Inc.
9.375%, 05/01/09	200	212
TFM SA DE CV 144A @
9.375%, 05/01/12	100	108
Worldspan Lp/Ws Fin Corp. 144A @
10.040%, 02/15/11	275	242

		716

Waste Management — 1.6%
Allied Waste North America, Inc.
8.875%, 04/01/08	200	209
8.500%, 12/01/08	50	52
9.250%, 09/01/12	100	108
7.875%, 04/15/13	400	408
Casella Waste Systems, Inc.
9.750%, 02/01/13	400	432
IMCO Recycling Escrow, Inc.
9.000%, 11/15/14	150	158

		1,367

TOTAL CORPORATE BONDS
(Cost $79,511)		80,197

	Number of
	Shares
COMMON STOCKS — 2.4%
Agricultural Products — 0.2%
UAP Holding Corp.	10,575	192

Automobiles & Related — 0.3%
American Axle & Manufacturing Holdings, Inc.	9,350	216

Energy Resources & Services — 0.5%
Duke Energy Corp.	3,200	93
FirstEnergy Corp.	2,100	109
NiSource, Inc.	7,900	192

		394

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Number of	Value
	Shares	(000) ±
Food & Beverages — 0.3%
Interstate Bakeries Corp.^	23,350	$218

Oil & Gas — 0.2%
Williams Cos., Inc.	8,000	201

Retail — 0.0%
Pathmark Stores, Inc.*^	1,532	17

Telecommunications — 0.8%
Dobson Communications Corp.*	168	1
Nextel Partners, Inc.*	8,000	201
Orbimage, Inc.*^	3,278	36
Rogers Wireless Communications, Inc.	5,350	211
Telus Corp.	5,575	227

		676

Waste Management — 0.1%
Synagro Techonologies, Inc.	24,100	113

TOTAL COMMON STOCKS
(Cost $1,836)		2,027

PREFERRED STOCKS — 0.8%
Broadcast/Media — 0.0%
Paxson Communications Corp. 13.250%	14	1

Energy Resources & Services — 0.6%
Lucent Technologies Capital Trust	425	429
NRG Energy, Inc.	100	122

		551

Printing & Publishing — 0.1%
Primedia, Inc.^	550	56

Telecommunications — 0.0%
Pegasus Satellite Comm., Inc. 12.750%*^	296	3

Textiles & Apparel — 0.1%
Anvil Holdings, Inc. 13.000%*^	13,020	65

TOTAL PREFERRED STOCKS
(Cost $1,052)		676

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Broadcast/Media — 0.1%
Spanish Braodcasting System^ (Cost $108)	105	113

WARRANTS — 0.0%
ASAT Finance 144A* @^	100	0
Cybernet Internet Services 144A @*^	300	0
IPCS, Inc.*^	300	0
KMC Telecom Holdings, Inc. 144A @*^	100	0
MDP Acquisitions Plc*^	100	2
Mikohn Gaming Corp. 144A @^	300	6
Orbimage, Inc.*^	613	3
Pathmark Stores, Inc. 144A @^	2,350	1
SW Acquistion LP144A* @^	200	6
TravelCenters of America, Inc.*^	1,800	2
TravelCenters of America, Inc.*^	500	1
Ubiquitel, Inc. 144A @*^	900	0

TOTAL WARRANTS (Cost $157)		21

SHORT-TERM INVESTMENTS — 0.5%

T. Rowe Price Reserve Investment Fund (Cost $444)	443,522	444

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
High Yield Bond Fund

	Number of	Value
	Shares	(000) ±
TOTAL INVESTMENTS — 98.4%
(Cost $83,108)(a)		$83,478

OTHER ASSETS IN EXCESS OF LIABILITES — 1.6%		1,318

NET ASSETS APPLICABLE TO 10,498,906 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$84,796

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$8.08

*	Non-Income Producing Security

±	See Security Valuation Note

**	Effective Yield

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the, Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors.” Unless otherwise indicated, security is considered liquid.

#	Security in Default

^	Illiquid Security

(a)	At September 30, 2005, the cost for Federal income tax purposes was $83,141,369. Net unrealized appreciation was $336,910. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,440,671 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,103,761.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Flexibly Managed Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 70.0%
Aerospace & Defense — 1.0%
Lockheed Martin Corp.+	172,000	$10,499

Agricultural Products — 1.6%
Potash Corp. Of Saskatchewan, Inc.	181,000	16,891

Broadcast/Media — 3.0%
Comcast Corp.*+	290,000	8,520
Meredith Corp.	157,000	7,833
Time Warner, Inc.	805,000	14,578

		30,931

Chemicals — 1.9%
Du Pont (E.I.) De Nemours And Co.+	307,000	12,025
Octel Corp.	453,000	7,552

		19,577

Computer Services & Software — 3.3%
First Data Corp.	260,000	10,400
Microsoft Corp.	927,000	23,852

		34,252

Computers & Office Equipment — 0.7%
Hewlett-Packard Co.+	241,000	7,037

Consumer Products — 4.2%
Acco Brands Corp.*	21,621	610
Altria Group, Inc.+	187,000	13,784
Fortune Brands, Inc.+	92,000	7,483
Hasbro, Inc.+	274,000	5,384
Loews Corp.- Carolina Group	113,000	4,478
Newell Rubbermaid, Inc.+	525,000	11,891

		43,630

Diversified Operations — 1.7%
Honeywell International, Inc.	269,000	10,088
Tyco International Ltd.	258,500	7,199

		17,287

Electronic Components & Semiconductors — 2.4%
Agilent Technologies, Inc.*	151,924	4,976
Intel Corp.+	293,000	7,222
Texas Instruments, Inc.+	375,000	12,712

		24,910

Energy Resources & Services — 4.4%
Duke Energy Corp.+	367,000	10,705
Entergy Corp.	70,000	5,202
Exelon Corp.+	63,000	3,367
Firstenergy Corp.	234,065	12,200
Nisource, Inc.	256,000	6,208
Pinnacle West Capital Corp.+	85,000	3,747
Unisource Energy Corp.	138,700	4,610

		46,039

Entertainment & Leisure — 0.3%
The Walt Disney Co.+	111,000	2,678

Finance — 2.9%
Lehman Brothers Holdings, Inc.+	59,000	6,872
Prudential Financial, Inc.	108,000	7,296
Charles Schwab Corp.	858,000	12,381
Royal Bank of Scotland Group Plc	115,000	3,264

		29,813

Food & Beverages — 2.4%
Coca-Cola Co.	223,000	9,632
General Mills, Inc.+	321,000	15,472

		25,104

Hotels & Resorts — 0.4%
Marriott International, Inc.	64,000	4,032

Insurance — 9.5%
American International Group, Inc.	217,000	13,445
Assurant, Inc.	235,000	8,944

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Flexibly Managed Fund

	Number	Value
	of Shares	(000) ±
Insurance — (continued)
Genworth Financial, Inc.+	460,000	$14,830
Hartford Financial Services Group, Inc.+	51,400	3,967
Loews Corp.	133,000	12,291
Marsh & Mclennan Cos., Inc.	741,000	22,519
Safeco Corp.	159,000	8,487
St. Paul Cos., Inc.+	142,000	6,372
White Mountains Insurance Group Ltd.	14,000	8,456

		99,311

Machinery & Heavy Equipment — 0.9%
Deere & Co.	152,000	9,302

Manufacturing — 0.6%
Chemtura Corp.	473,541	5,881

Medical Services & Equipment — 1.9%
Baxter International, Inc.+	216,000	8,612
Cardinal Health, Inc.+	182,000	11,546

		20,158

Medical Supplies & Equipment — 0.9%
Boston Scientific Corp.*+	419,000	9,792

Metal Components & Products — 1.2%
Alcoa, Inc.+	283,000	6,911
Nucor Corp.+	92,000	5,427

		12,338

Metals & Mining — 3.1%
Newmont Mining Corp.	382,200	18,029
Teck Cominco Ltd.	328,184	14,745

		32,774

Oil & Gas — 6.4%
Amerada Hess Corp.+	117,000	16,088
Baker Hughes, Inc.+	174,000	10,384
Chevron Corp.+	80,880	5,235
Devon Energy Corp.	76,990	5,285
Imperial Oil Ltd.+	81,000	9,320
Murphy Oil Corp.	204,000	10,173
Royal Dutch Shell Plc	153,000	10,043

		66,528

Paper & Related Products — 1.7%
Bowater, Inc.	125,000	3,534
International Paper Co.	249,000	7,420
Potlatch Corp.+	132,000	6,880

		17,834

Pharmaceuticals — 4.9%
Amerisourcebergen Corp.+	174,309	13,474
Bristol-Myers Squibb Co.+	259,000	6,232
Merck & Co., Inc.	369,000	10,040
Schering-Plough Corp.+	340,000	7,157
Wyeth	295,000	13,650

		50,553

Printing & Publishing — 0.9%
New York Times Co.+	104,000	3,094
Washington Post Co., Class B	8,100	6,500

		9,594

Retail — 2.1%
CVS Corp.	268,000	7,775
Home Depot, Inc.+	157,000	5,988
Petrie Stores Corp.	1,380,000	483
Radioshack Corp.+	293,000	7,266

		21,512

Services — Commercial — 0.6%
Servicemaster Co.	429,100	5,810

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Flexibly Managed Fund

	Number	Value
	of Shares	(000) ±
Telecommunications — 2.9%
Qwest Communications International, Inc.*	1,673,100	$6,859
Sprint Nextel Corp.+	396,000	9,417
Telus Corp.	19,900	811
Telus Corp. (Canada)	75,000	3,130
Verizon Communications, Inc.+	304,000	9,938

		30,155

Transportation & Related Services — 1.5%
Burlington Northern Santa Fe Corp.	101,000	6,040
Ryder Systems, Inc.	269,000	9,205

		15,245

Waste Management — 0.7%
Waste Management, Inc.	259,000	7,410

Total Common Stocks
(Cost $525,210)		726,877

	Par
	(000)
CORPORATE BONDS — 15.0%
Broadcast/Media — 2.9%
Liberty Media Corp.
0.750%, 03/30/23	$14,700	16,317
3.250%, 03/15/31+	14,205	11,009
XM Satellite Radio Holdings, Inc.
16.433%**, 12/31/09	1,415	1,486
12.000%, 06/15/10	675	769

		29,581

Computer Services & Software — 0.4%
Red Hat, Inc. 144A @^
0.500%, 01/15/24	4,405	4,405

Diversified Operations — 0.4%
Tyco International Ltd.
2.750%, 01/15/18	2,350	2,888
3.125%, 01/15/23	1,175	1,555

		4,443

Finance — 1.1%
Capital Source, Inc. 144A @^
3.500%, 07/15/34	3,250	3,051
General Motors Acceptance Corp.+
6.750%, 12/01/14	10,000	8,698

		11,749

Food & Beverages — 0.9%
General Mills, Inc.
1.905%**, 10/28/22	13,400	9,531

Hotels & Resorts — 0.6%
Host Marriott Corp. 144A @^
3.250%, 03/15/24	5,660	6,205

Insurance — 0.8%
American International Group, Inc.
1.581%**, 11/09/31	1,721	1,160
Scottish Re Group Ltd.
4.500%, 12/01/22	349	404
Selective Insurance Group
1.616%, 09/24/32	3,600	2,299
USF&G Corp.
8.652%**, 03/03/09	4,784	3,971

		7,834

Oil & Gas — 0.7%
Schlumberger Ltd.
1.500%, 06/01/23	1,758	2,167
2.125%, 06/01/23	4,326	5,099

		7,266

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Flexibly Managed Fund

	Par	Value
	(000)	(000) ±
Paper & Related Products — 1.2%
International Paper Co.
3.831%**, 06/20/21	$22,084	$12,257

Pharmaceuticals — 3.1%
Atherogenics, Inc. 144A @^
1.500%, 02/01/12	375	310
Human Genome Sciences, Inc. 144A @^
2.250%, 10/15/11	3,685	3,938
King Pharmaceuticals, Inc.
2.750%, 11/15/21	3,900	3,773
Roche Holdings, Inc. 144A @+^
4.497%**, 07/25/21	32,550	24,448

		32,469

Retail — 0.1%
Lowe’S Cos., Inc. 3.205%**, 02/16/21	1,300	1,380

Telecommunications — 2.6%
Corning, Inc.
7.861%**, 11/08/15	12,150	9,842
Crown Castle International Corp.
4.000%, 07/15/10	3,000	6,821
Lucent Technologies, Inc.
8.000%, 08/01/31	10,200	10,531

		27,194

Transportation & Related Services — 0.2%
Delta Air Lines, Inc.^
8.000%, 06/03/23 #	1,100	190
2.875%, 02/18/24 144A @+#	8,210	1,396

		1,586

Total Corporate Bonds
(Cost $150,377)		155,900

	Number
	of Shares
PREFERRED STOCKS — 7.3%
Automobiles & Related — 1.8%
Ford Motor Co. Capital Trust II 6.500%	150,000	5,467
General Motors Corp.	145,000	2,506
General Motors Corp. Series A	431,400	10,280

		18,253

Chemicals — 0.3%
Hercules, Inc.*	4,083	3,144

Consumer Products — 1.0%
Newell Financial Trust I 5.250%	244,300	10,719

Containers — 0.5%
Owens-Illinois, Inc.	133,100	4,911

Energy Resources & Services — 0.7%
Entergy Gulf States, Inc. 7.000%	3,424	172
NRG Energy, Inc.	5,600	6,839

		7,011

Fortis Insurance Nv 7.750% 144A @^	1,600	1,788
Genworth Financial, Inc.+	156,000	5,601
Scottish Re Group Ltd. 5.875%	135,000	3,715
Travelers Property Casualty Corp. 4.500%	297,000	7,146

		18,250

Medical Services & Equipment — 0.1%
Baxter International, Inc.+	16,000	912

Oil & Gas — 0.7%
Amerada Hess Corp.+	65,000	7,612

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Flexibly Managed Fund

	Par	Value
	(000)	(000) ±
Pharmaceuticals — 0.4%
Schering-Plough Corp.+	$79,000	$4,284

Waste Management — 0.1%
Allied Waste Industries, Inc.	4,600	920

TOTAL PREFERRED STOCKS
(Cost $66,973)		76,016

SHORT-TERM INVESTMENTS — 7.9%
T. Rowe Price Reserve Investment Fund
(Cost $81,667)	81,667,030	81,667

TOTAL INVESTMENTS — 100.2%
(Cost $824,227) (a)		1,040,460

SECURITIES LENDING COLLATERAL — 23.7%
Banco Santander FRCD
3.7150%, 06/13/06	9,432	9,432
Institutional Money Market Trust
3.8210%, 10/03/05	25,646	25,646
Lehman Bros FRN
3.997%, 10/28/05	33,485	33,485
Merrill MN
3.8750%, 10/03/05	44,701	44,701
Morgan Stanley FRCP
4.017%, 1/10/06	15,949	15,949
Morgan Stanley FRN
4.017%, 11/07/05	18,632	18,632
4.007%, 12/19/05	20,842	20,842
Natexis FRN
3.987%, 1/20/06	9,357	9,357
Sedna Finance Corp FRN
3.7380%, 10/17/05	6,494	6,494
S E Banken FRN
3.7590%, 1/17/2006	21,141	21,141
Soc Gen TD
3.9370%, 10/03/05	29,454	29,454
Wells Fargo TD
3.875%, 10/03/05	11,075	11,075

TOTAL SECURITIES LENDING COLLATERAL
(Cost $246,208)		246,208

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL — 123.9%		1,286,668

LIABILITIES IN EXCESS OF OTHER ASSETS — (23.9)%		(247,992)

NET ASSETS APPLICABLE TO 38,211,441 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$1,038,676

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$27.18

(a)	At September 30, 2005, the cost for Federal income tax purposes was $825,326,059. Net unrealized appreciation was $215,133,930. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $257,786,635 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $42,652,705.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Flexibly Managed Fund

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the, Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors.” Unless otherwise indicated, security is considered liquid.

#	Security in Default

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan

**	Effective Yield

^	Illiquid Security

±	See Security Valuation Note

FRCD — Floating Rate Certificate of Deposit

FRCP — Floating Rate Commercail Paper

FRN — Floating Rate Note

MN — Master Note

TD — Time Deposit

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Growth Stock Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 97.8%
Agricultural Products — 0.8%
Monsanto Co.	13,800	$866

Banking — 1.8%
Anglo Irish Bank Corp.	58,300	794
Northern Trust Corp.	20,800	1,051

		1,845

Broadcast/Media — 5.3%
Comcast Corp.*	29,300	843
Discovery Holding Co.*	13,730	198
Liberty Media Corp.*+	137,200	1,104
News Corp.	75,000	1,169
Scripps (E.W.) Co.	9,100	455
Time Warner, Inc.*	42,000	761
Univision Communications, Inc.*+	32,100	852

		5,382

Computer — Internet Services & Software — 2.7%
eBay, Inc.*	5,100	210
Expedia, Inc.*	6,850	136
Google, Inc.*	2,700	854
Juniper Networks, Inc.*	25,700	611
Yahoo!, Inc.*	29,300	992

		2,803

Computer — Network Products & Services — 1.1%
Cisco Systems, Inc.*	21,400	384
International Game Technology, Inc.*	28,300	764

		1,148

Computer Services & Software — 7.7%
Affiliated Computer Services, Inc.*	12,300	672
Automatic Data Processing, Inc.	24,600	1,059
Electronic Arts, Inc.*+	3,000	171
EMC Corp.*	57,600	745
First Data Corp.	18,800	752
Mercury Interactive Corp.*	8,900	352
Microsoft Corp.	120,100	3,090
Oracle Corp.*+	80,500	997
Research In Motion Ltd.*	800	55

		7,893

Computers & Office Equipment — 2.0%
Dell, Inc.*	58,700	2,008

Consumer Products — 1.7%
Cendant Corp.	52,700	1,088
NIKE, Inc.	7,400	604

		1,692

Cosmetics & Toiletries — 1.1%
Gillette Co.	19,500	1,135

Diversified Operations — 3.9%
General Electric Co.+	97,300	3,276
Tyco International Ltd.	24,800	691

		3,967

Education — 1.2%
Apollo Group, Inc.*+	18,800	1,248

Electronic Components & Semiconductors — 5.4%
ASML Holding N.V.*	11,800	194
Analog Devices, Inc.+	34,300	1,274
Intel Corp.+	59,000	1,454
Marvell Technology Group Ltd.*	13,400	618
Maxim Integrated Products, Inc.+	12,700	541
Samsung Electronics Co.	1,100	620
Xilinx, Inc.	27,900	777

		5,478

Entertainment & Leisure — 1.2%
Carnival Corp.+	25,000	1,250

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Growth Stock Fund

	Number	Value
	of Shares	(000) ±
Finance — 12.9%
American Express Co.+	26,200	$1,505
Ameritrade Holding Corp.*	20,900	449
Charles Schwab Corp.	53,000	765
Citigroup, Inc.	64,400	2,932
Countrywide Financial Corp.+	13,300	439
Franklin Resources, Inc.+	7,500	630
Goldman Sachs Group, Inc.+	4,600	559
Legg Mason, Inc.	3,900	428
Merrill Lynch & Co., Inc.	16,600	1,018
SLM Corp.+	22,100	1,185
State Street Corp.+	33,200	1,624
UBS AG	19,800	1,682

		13,216

Food & Beverages — 1.4%
Coca-Cola Co.	8,800	380
PepsiCo, Inc.+	7,400	420
Sysco Corp.	19,000	596

		1,396

Healthcare — 2.6%
UnitedHealth Group, Inc.	47,800	2,686

Hotels & Gaming — 1.0%
MGM Mirage*+	6,800	298
Wynn Resorts, Ltd.*+	16,800	758

		1,056

Insurance — 6.1%
ACE Ltd.	4,500	212
American International Group, Inc.	36,700	2,274
Genworth Financial, Inc.+	13,500	435
Hartford Financial Services Group, Inc.+	13,600	1,049
Marsh & McLennan Cos., Inc.	14,200	432
WellPoint, Inc.*	24,800	1,880

		6,282

Machinery & Heavy Equipment — 2.4%
Danaher Corp.+	32,900	1,771
Deere & Co.+	10,900	667

		2,438

Medical Services & Equipment — 4.7%
Amgen, Inc.*+	20,700	1,649
Biomet, Inc.+	19,600	680
Medtronic, Inc.	18,400	987
Quest Diagnostics, Inc.+	6,800	344
St. Jude Medical, Inc.*+	6,700	314
Stryker Corp.+	11,600	573
Zimmer Holdings, Inc.*+	3,700	255

		4,802

Medical Supplies & Equipment — 0.4%
Sepracor, Inc.*	6,300	372

Metals & Mining — 0.9%
BHP Billiton, Ltd.	26,400	448
Broken Hill Proprietry Ltd. ADR	13,800	472

		448

Oil & Gas — 5.7%
Baker Hughes, Inc.+	20,800	1,241
Exxon Mobil Corp.	20,200	1,284
Murphy Oil Corp.	5,900	294
Schlumberger Ltd.+	17,900	1,511
Total SA	5,500	1,501

		5,831

Pharmaceuticals — 5.6%
Caremark Rx, Inc.*	14,700	734
Genentech, Inc.*	8,900	749
Gilead Sciences, Inc.*	19,700	961
Johnson & Johnson+	13,400	848

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Growth Stock Fund

	Number	Value
	of Shares	(000) ±
Pharmaceuticals — (Continued)
Novartis AG	18,100	$918
Pfizer, Inc.	32,400	809
Roche Holding AG	3,400	472
Teva Pharmaceutical Industries Ltd.+	6,700	224

		5,715

Retail — 9.1%
Best Buy Co., Inc.*	17,950	781
Harman International Industries, Inc.	5,800	593
Home Depot, Inc.+	28,300	1,079
Inditex S.A.	12,800	376
Kohl’s Corp.*+	28,000	1,405
PETsMART, INC.	19,400	423
Target Corp.+	21,100	1,096
Walgreen Co.	17,500	760
Wal-Mart de Mexico SA de CV	51,700	264
Wal-Mart de Mexico SA de CV ADR	7,400	376
Wal-Mart Stores, Inc.+	48,500	2,125

		9,278

Services — Commercial — 2.2%
Accenture Ltd.*	63,200	1,609
Fiserv, Inc.*	15,000	688

		2,297

Telecommunications — 6.8%
America Movil SA de CV ADR	34,000	895
Corning, Inc.*	67,900	1,313
Crown Castle International Corp.*	27,200	670
Nokia, Oyj*	38,900	652
Qualcomm, Inc.+	16,500	738
Rogers Wireless Communications, Inc.	18,000	710
Sprint Nextel Corp.+	36,158	860
Telus Corp. (Canada)	7,200	300
Telus Corp.	8,400	342
Vodafone Group Plc ADR	16,900	439

		6,919

Transportation & Related Services — 0.1%
United Parcel Service, Inc.+	2,000	138

TOTAL COMMON STOCKS
(Cost $90,528)		100,061

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Provident Institutional
Funds — TempCash	140,749	141
BlackRock Provident Institutional
Funds — TempFund	140,750	141
T. Rowe Price Reserve Investment Fund	1,833,479	1,833

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,115)		2,115

TOTAL INVESTMENTS — 99.9%
(Cost $92,643)(a)		102,176

	Par
	(000)
SECURITIES LENDING COLLATERAL — 37.1%
Banco Santander FRCD
3.7150%, 10/13/05	$164	164
Institutional Money Market Trust
3.8210%, 10/03/05	2,986	2,986
Lehman Bros FRN
3.9970%, 10/13/05	3,252	3,252
Merrill Lynch MN
4.0370%, 10/04/05	5,504	5,504
Morgan Stanley FRCP
4.0170%, 10/03/05	4,118	4,118

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Growth Stock Fund

	Par	Value
	(000)	(000) ±
Morgan Stanley FRN
4.0070%, 10/03/05	2,411	$2,411
Morgan Stanley FRN
4.0170%, 10/03/05	4,108	4,108
Natexis FRN
3.9870%, 10/03/05	3,694	3,694
S E Banken FRN
3.7590%, 10/17/05	4,186	4,186
Sedna Finance Corp FRN
3.7380%, 10/17/05	2,421	2,421
Societe Generale TD
3.9370%, 10/03/05	3,810	3,810
Wells Fargo TD
3.8750%, 10/03/05	1,289	1,289

TOTAL SECURITIES LENDING COLLATERAL
(Cost $37,943)		37,943

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL		140,119

LIABILITES IN EXCESS OF OTHER ASSETS — (37.0)%		(37,829)

NET ASSETS APPLICABLE TO 8,167,861 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$102,290

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$12.52

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan

±	See Security Valuation Note

FRCD — Floating Rate Certificate of Deposit

FRCP — Floating Rate Commercial Paper

FRN — Floating Rate Note

MN — Master Note

TD — Time Deposit

(a)	At September 30, 2005, the cost for Federal income tax purposes was $92,797,145. Net unrealized appreciation was $9,378,683. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $11,856,190 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,477,507.

COMMON STOCKS	% of Market	Value
COUNTRY DIVERSIFICATION	Value	(000’s)
United States	90.8%	$92,771
Switzerland	3.0%	3,072
France	1.5%	1,501
Ireland	0.8%	794
Finland	0.6%	652
Korea	0.6%	620
Bermuda	0.6%	618
Australia	0.4%	448
Spain	0.4%	376
China	0.3%	342
Canada	0.3%	300
Mexico	0.3%	264
Israel	0.2%	224
Netherlands	0.2%	194

	100.0%	$102,176

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Large Cap Value Fund

	Number of	Value
	Shares	(000) ±
COMMON STOCKS — 95.0%
Aerospace & Defense — 2.2%
Boeing Co.+	6,700	$455
General Dynamics Corp.+	20,200	2,415
Raytheon Co.	49,000	1,863

		4,733

Agricultural Products — 1.1%
Monsanto Co.	25,100	1,575
Potash Corp. of Saskatchewan, Inc.	9,000	840

		2,415

Automobiles & Related — 0.3%
Honda Motor Co., Ltd. — ADR	24,000	682

Banking — 3.8%
Bank of America Corp.+	68,440	2,881
Bank of New York Co., Inc.	106,480	3,132
Marshall & Ilsley Corp.	19,500	848
PNC Financial Services Group, Inc.	8,100	470
Wachovia Corp.+	17,300	823

		8,154

Broadcast/Media — 1.2%
Comcast Corp.*	86,700	2,495

Chemicals — 2.7%
Du Pont (E.I.) De Nemours and Co.+	60,900	2,385
Pall Corp.	46,700	1,284
Praxair, Inc.+	46,600	2,234

		5,903

Computer — Internet Services & Software — 0.1%
Expedia, Inc.*	6,800	135

Computer Services & Software — 4.0%
Automatic Data Processing, Inc.	70,597	3,038
BEA Systems, Inc.*	7,500	67
Electronic Data Systems Corp.+	35,100	788
EMC Corp.*	100,500	1,300
Microsoft Corp.	137,000	3,525

		8,718

Computers & Office Equipment — 1.8%
Hewlett-Packard Co.+	102,600	2,996
Xerox Corp.*+	71,300	973

		3,969

Consumer Products — 1.7%
Clorox Co.+	29,800	1,655
Newell Rubbermaid, Inc.+	53,500	1,212
NIKE, Inc.	9,841	804

		3,671

Cosmetics & Toiletries — 4.9%
Gillette Co.	67,200	3,911
Kimberly-Clark Corp.+	49,600	2,953
Procter & Gamble Co.+	60,843	3,618

		10,482

Diversified Operations — 3.4%
Eaton Corp.	19,800	1,258
General Electric Co.+	126,900	4,273
Honeywell International, Inc.	48,750	1,828

		7,359

Energy Resources & Services — 2.1%
Ameren Corp.	10,800	578
Emerson Electric Co.	44,900	3,224
PG&E Corp.	7,700	302
Southern Co.	12,700	454

		4,558

Entertainment & Leisure — 1.1%
The Walt Disney Co.+	101,430	2,448

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Large Cap Value Fund

	Number of	Value
	Shares	(000) ±
Finance — 3.3%
Citigroup, Inc.	65,200	$2,968
JPMorgan Chase & Co.	106,400	3,610
Mitsubishi UFJ Financial Group, Inc.-ADR	26,300	343
Morgan Stanley+	4,100	221

		7,142

Food & Beverages — 7.4%
Campbell Soup Co.	85,800	2,553
Coca-Cola Co.	11,600	501
Diageo Plc ADR	41,002	2,379
General Mills, Inc.+	13,300	641
Heinz (H.J.) Co.+	42,350	1,547
Kraft Foods, Inc.+	160,800	4,919
PepsiCo, Inc.+	60,200	3,414

		15,954

Instruments — Controls — 1.6%
Parker Hannifin Corp.	52,100	3,351

Insurance — 3.1%
ACE Ltd.	100	5
AFLAC, Inc.	41,571	1,883
American International Group, Inc.	47,110	2,919
Hartford Financial Services Group, Inc.+	24,500	1,891

		6,698

Machinery & Heavy Equipment — 3.1%
Caterpillar, Inc.+	50,100	2,943
Deere & Co.+	59,400	3,635

		6,578

Medical Services & Equipment — 2.7%
Baxter International, Inc.+	104,600	4,170
Guidant Corp.+	6,900	475
Medtronic, Inc.	21,800	1,169

		5,814

Metals & Mining — 3.1%
Barrick Gold Corp.+	88,200	2,562
Newmont Mining Corp.+	86,400	4,075

		6,637

Oil & Gas — 9.1%
Baker Hughes, Inc.+	39,300	2,345
El Paso Energy Corp.+	82,200	1,143
Exxon Mobil Corp.	186,700	11,863
Schlumberger Ltd.+	49,700	4,194

		19,545

Paper & Related Products — 1.9%
International Paper Co.+	138,300	4,121

Pharmaceuticals — 14.0%
Biogen Idec, Inc. *	5,300	209
Bristol-Myers Squibb Co.+	66,500	1,600
GlaxoSmithKline Plc ADR	67,923	3,483
Johnson & Johnson	25,600	1,620
MedImmune, Inc.*	52,607	1,770
Merck & Co., Inc.	40,600	1,105
Novartis AG ADR	97,600	4,978
Pfizer, Inc.	233,173	5,822
Schering-Plough Corp.+	114,800	2,417
Teva Pharmaceutical Industries Ltd.+	52,800	1,765
Wyeth+	115,100	5,326

		30,095

Printing & Publishing — 1.0%
Tribune Co.+	61,900	2,098

Retail — 4.4%
CVS Corp.	74,400	2,158
Kroger Co.*	189,600	3,904
Wal-Mart Stores, Inc.	77,600	3,401

		9,463

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Large Cap Value Fund

	Number of	Value
	Shares	(000) ±
Services — Commercial — 0.9%
Fluor Corp.	27,300	$1,758
IAC/InterActiveCorp.*+	6,800	172

		1,930

Telecommunications — 6.8%
BellSouth Corp.+	63,500	1,670
Motorola, Inc.+	185,400	4,095
SBC Communications, Inc.+	138,020	3,308
Sprint Nextel Corp.+	83,300	1,981
Verizon Communications, Inc.+	107,940	3,529

		14,583

Transportation & Related Services — 1.4%
Union Pacific Corp.	32,400	2,323
United Parcel Service, Inc.+	11,034	763

		3,086

Waste Management — 0.8%
Waste Management, Inc.	63,872	1,827

TOTAL COMMON STOCKS
(Cost $189,481)		204,644

SHORT-TERM INVESTMENTS — 4.5%
BlackRock Provident Institutional
Funds — Temp Cash	4,814,632	4,815
BlackRock Provident Institutional
Funds — Temp Fund	4,814,632	4,814

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,629)		9,629

TOTAL INVESTMENTS — 99.5%
(Cost $199,110)(a)		214,273

	Par
	(000)
SECURITIES LENDING COLLATERAL — 33.8%
Banco Santander FRCD
3.7150%, 10/13/05	$4,094	4,094
Institutional Money Market Trust
3.8210%, 10/03/05	11,971	11,971
Lehman Bros FRN
3.9970%, 10/13/05	4,843	4,843
Merrill Lynch MN
4.0370%, 10/04/05	6,251	6,251
Morgan Stanley FRCP
4.0170%, 10/03/05	4,289	4,289
Morgan Stanley FRN
4.0070%, 10/03/05	7,262	7,262
Morgan Stanley FRN
4.0170%, 10/03/05	5,454	5,454
Natexis FRN
3.9870%, 10/03/05	10,596	10,596
S E Banken FRN
3.7590%, 10/17/05	3,155	3,155
Sedna Finance Corp FRN
3.7380%, 10/17/05	3,827	3,827
Societe Generale TD
3.9370%, 10/03/05	7,952	7,952
Wells Fargo TD
3.8750%, 10/03/05	3,230	3,230

TOTAL SECURITIES LENDING COLLATERAL
(Cost $72,924)		72,924

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL		287,197

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Large Cap Value Fund

Value
(000) ±
LIABILITIES IN EXCESS OF OTHER ASSETS — (33.3)%	$(71,737)

NET ASSETS APPLICABLE TO 11,712,236 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%	$215,460

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.40

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan

±	See Security Valuation Note

ADR	— American Depository Receipt

FRCD	— Floating Rate Certificate of Deposit

FRCP	— Floating Rate Commercial Paper

FRN	— Floating Rate Note

MN	— Master Note

TD	— Time Deposit
(a) At September 30, 2005, the cost for Federal income tax purposes was $200,296,881. Net unrealized appreciation was $13,975,839. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,028,947 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $7,053,108.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Large Cap Growth Fund

	Number of	Value
	Shares	(000) ±
COMMON STOCKS — 96.2%
Advertising — 2.9%
Omnicom Group, Inc.	8,700	$728

Automobiles & Related — 2.5%
Harley-Davidson, Inc.	13,200	639

Banking — 2.2%
Fifth Third Bancorp	15,063	553

Chemicals — 4.2%
Ecolab, Inc.	10,600	339
Praxair, Inc.	15,200	729

		1,068

Computer — Network Products & Services — 2.0%
Cisco Systems, Inc.*	27,800	499

Computer Services & Software — 7.3%
Electronic Arts, Inc.*	6,300	358
Microsoft Corp.	26,600	685
Oracle Corp.*	65,800	815

		1,858

Computers & Office Equipment — 2.6%
Dell, Inc.*	19,600	670

Diversified Operations — 5.1%
General Electric Co.	17,200	579
Illinois Tool Works, Inc.	8,700	716

		1,295

Electronic Components & Semiconductors — 6.9%
Intel Corp.	30,400	750
Texas Instruments, Inc.	29,000	983

		1,733

Finance — 9.0%
MBNA Corp.	31,100	766
SLM Corp.	17,100	917
State Street Corp.	12,000	587

		2,270

Food & Beverages — 2.3%
Sysco Corp.	18,400	577

Instruments — Controls — 2.4%
Johnson Controls, Inc.	9,900	614

Insurance — 4.7%
AFLAC, Inc.	14,100	639
American International Group, Inc.	8,800	545

		1,184

Machinery & Heavy Equipment — 2.8%
Dover Corp.	17,100	698

Medical Services & Equipment — 10.5%
Amgen, Inc.*	8,200	653
Cardinal Health, Inc.	5,400	343
Medtronic, Inc.	15,800	847
St. Jude Medical, Inc.*	11,000	515
Zimmer Holdings, Inc.*	4,400	303

		2,661

Pharmaceuticals — 5.9%
Express Scripts, Inc.*	7,000	436
Gilead Sciences, Inc.*	14,200	692
Pfizer, Inc.	14,260	356

		1,484

Restaurants — 2.3%
Starbucks Corp.*	11,500	576

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Large Cap Growth Fund

	Number	Value
	of Shares	(000) ±
Retail — 10.7%
Dollar General Corp.	22,200	$407
Home Depot, Inc.	10,000	381
Kohl’s Corp.*	16,200	813
TJX Cos., Inc.	25,200	516
Walgreen Co.	13,500	587

		2,704

Services — Commercial — 2.8%
Cintas Corp.	17,500	718

Telecommunications — 4.6%
Qualcomm, Inc.	25,800	1,155

Transportation & Related Services — 2.5%
Southwest Airlines Co.	43,100	640

TOTAL COMMON STOCKS
(Cost $23,043)		24,324

SHORT-TERM INVESTMENTS — 3.8%
BlackRock Provident Institutional
Funds — TempCash	477,007	477
BlackRock Provident Institutional
Funds — TempFund	477,008	477

TOTAL SHORT-TERM INVESTMENTS
(Cost $954)		954

TOTAL INVESTMENTS -— 100.0%
(Cost $23,997)(a)		25,278

OTHER ASSETS IN EXCESS OF LIABILITES -— 0.0%		2

NET ASSETS APPLICABLE TO 2,413,691 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$25,280

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.47

*	Non-Income Producing Security

±	See Security Valuation Note
(a) At September 30, 2005, the cost for Federal income tax purposes was $24,032,729. Net unrealized appreciation was $1,244,918. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,241,064 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $996,146.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 97.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc.*+	8,667	$101
Monster Worldwide, Inc.*	2,496	77
Omnicom Group, Inc.	3,732	312

		490

Aerospace & Defense — 1.8%
Boeing Co.+	16,819	1,143
General Dynamics Corp.	4,120	493
Lockheed Martin Corp.+	7,458	455
Northrop Grumman Corp.	7,319	398
Raytheon Co.	9,250	352
Rockwell Collins, Inc.	3,621	175
United Technologies Corp.	21,003	1,089

		4,105

Agricultural Products — 0.3%
Archer-Daniels Midland Co.	13,333	329
Monsanto Co.	5,506	345

		674

Automobiles & Related — 0.8%
AutoNation, Inc.*+	3,695	74
Cooper Tire & Rubber Co.	1,255	19
Dana Corp.+	3,082	29
Delphi Automotive Systems	11,506	32
Ford Motor Co.+	37,980	374
General Motors Corp.	11,590	355
Genuine Parts Co.	3,567	153
Goodrich Corp.	2,491	110
Goodyear Tire & Rubber Co.*+	3,608	56
Harley-Davidson, Inc.	5,624	272
Navistar International Corp.*	1,264	41
PACCAR, Inc.	3,513	239
Visteon Corp.	2,637	26

		1,780

Banking — 5.9%
AmSouth Bancorp+	7,182	181
Bank of America Corp.+	82,352	3,467
Bank of New York Co., Inc.	15,954	469
BB&T Corp.	11,221	438
Comerica, Inc.+	3,428	202
Compass Bancshares, Inc.	2,548	117
Fifth Third Bancorp+	11,398	419
First Horizon National Corp.+	2,564	93
Golden West Financial Corp.	5,237	311
Huntington Bancshares, Inc.	4,730	106
KeyCorp	8,389	271
M&T Bank Corp.	1,655	175
Marshall & Ilsley Corp.	4,246	185
Mellon Financial Corp.	8,570	274
National City Corp.+	11,655	390
North Fork Bancorp, Inc.	9,805	250
Northern Trust Corp.	3,804	192
PNC Financial Services Group, Inc.	5,959	346
Regions Financial Corp.+	9,438	294
Sovereign Bancorp, Inc.+	7,412	163
SunTrust Banks, Inc.	7,430	516
U.S. Bancorp+	37,459	1,052
Wachovia Corp.	32,329	1,539
Wells Fargo & Co.+	34,598	2,026
Zions Bancorp	1,846	131

		13,607

Broadcast/Media — 2.7%
Clear Channel Communications, Inc.+	11,122	366
Comcast Corp.*+	45,009	1,322
Gannett Co., Inc.+	5,001	344
McGraw-Hill Cos., Inc.	7,661	368
Meredith Corp.	859	43
News Corp.	50,209	783

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Broadcast/Media — (continued)
Time Warner, Inc.	96,212	$1,742
Univision Communications, Inc.*+	4,718	125
Viacom, Inc.	32,492	1,073

		6,166

Building & Real Estate — 0.2%
D. R. Horton, Inc.	5,579	202
Kb Home	1,589	116
Pulte Homes, Inc.	4,396	189

		507

Building Products & Supplies — 0.3%
American Standard Cos., Inc.+	3,759	175
Centex Corp.+	2,630	170
Masco Corp.+	8,821	271
Vulcan Materials Co.	2,096	155

		771

Chemicals — 1.3%
Air Products & Chemicals, Inc.	4,543	251
Dow Chemical Co.	19,770	824
Du Pont (E.I.) De Nemours and Co.+	20,388	799
Eastman Chemical Co.	1,669	78
Ecolab, Inc.	3,774	121
Englehard Corp.	2,462	69
Hercules, Inc.*	2,311	28
Pall Corp.	2,549	70
PPG Industries, Inc.	3,482	206
Praxair, Inc.+	6,626	318
Rohn & Haas Co.	2,979	122
Sigma-Aldrich Corp.	1,383	88

		2,974

Computer — Internet Services & Software — 1.0%
eBay, Inc.*+	22,754	937
Symantec Corp.*	24,550	556
Yahoo!, Inc.*	25,701	870

		2,363

Computer — Network Products & Services — 1.3%
Cisco Systems, Inc.*	130,984	2,348
International Game Technology, Inc.	6,990	189
Network Appliance, Inc.*+	7,541	179
Sun Microsystems, Inc.*	69,892	274
Symbol Technologies, Inc.	4,981	48

		3,038

Computer Services & Software — 4.5%
Adobe Systems, Inc.+	10,075	301
Affiliated Computer Services, Inc.*	2,574	141
Autodesk, Inc.	4,681	217
Automatic Data Processing, Inc.	11,891	512
BMC Software, Inc.*	4,467	94
Citrix Systems, Inc.*	3,492	88
Computer Associates International, Inc.+	9,496	264
Computer Sciences Corp.*+	3,787	179
Compuware Corp.*	7,953	76
Electronic Arts, Inc.*+	6,221	354
Electronic Data Systems Corp.+	10,636	239
EMC Corp.*	49,408	639
First Data Corp.	15,813	633
Intuit, Inc.*	3,714	166
Lexmark International, Inc.*	2,433	149
Mercury Interactive Corp.*	1,775	70
Microsoft Corp.	188,829	4,859
NCR Corp.*	3,808	121
Novell, Inc.*	7,829	58
Oracle Corp.*+	77,297	958
Parametric Technology Corp.*	5,581	39
Sabre Group Holdings Corp.	2,687	54
Siebel Systems, Inc.	10,705	110
Unisys Corp.*	6,979	46

		10,367

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Computers & Office Equipment — 3.2%
Apple Computer, Inc.*+	17,008	$912
Dell, Inc.*	49,138	1,680
Gateway, Inc.*	5,401	14
Hewlett-Packard Co.+	58,721	1,715
International Business Machines Corp.+	32,707	2,624
Pitney Bowes, Inc.	4,690	196
Xerox Corp.*+	19,665	268

		7,409

Consumer Products — 2.4%
Altria Group, Inc.+	42,538	3,135
Brunswick Corp.	1,993	75
Cendant Corp.	21,445	443
Clorox Co.	3,109	173
Constellation Brands, Inc.*	4,016	104
Fortune Brands, Inc.+	2,992	243
Hasbro, Inc.+	3,668	72
Mattel, Inc.+	8,274	138
Maytag Corp.	1,636	30
Newell Rubbermaid, Inc.+	5,642	128
NIKE, Inc.	3,914	320
Reebok International, Ltd.	1,077	61
Reynolds American, Inc.+	1,752	145
UST, Inc.	3,368	141
V.F. Corp.	1,830	106
Whirlpool Corp.	1,369	104

		5,418

Containers — 0.1%
Ball Corp.	2,236	82
Bemis Co., Inc.	2,191	54
Pactiv Corp.*	3,069	54
Sealed Air Corp.*	1,698	81

		271

Cosmetics & Toiletries — 2.4%
Alberto Culver Co.	1,545	69
Avon Products, Inc.	9,649	261
Colgate-Palmolive Co.	10,646	562
Gillette Co.	18,429	1,073
Kimberly-Clark Corp.	9,762	581
Procter & Gamble Co.+	50,446	2,999

		5,545

Diversified Operations — 5.0%
3M Co.+	15,681	1,150
Ashland Inc.	1,520	84
Eaton Corp.	3,021	192
Fisher Scientific International, Inc.*+	2,498	155
General Electric Co.	217,276	7,316
Honeywell International, Inc.	17,527	657
Illinois Tool Works, Inc.	4,278	352
International Flavors & Fragrances, Inc.	1,673	60
ITT Industries, Inc.+	1,900	216
Leggett & Platt, Inc.	3,865	78
Textron, Inc.	2,741	197
Tyco International Ltd.	41,481	1,155

		11,612

Education — 0.1%
Apollo Group, Inc.*+	2,997	199

Electronic Components & Semiconductors — 3.6%
Advanced Micro Devices, Inc.*	8,164	206
Agilent Technologies, Inc.*	10,128	332
Altera Corp.*+	7,636	146
Analog Devices, Inc.+	7,632	283
Applied Materials, Inc.+	33,254	564
Applied Micro Circuits Corp.*	6,260	19
Broadcom Corp.*	5,793	272
Freescale Semiconductor, Inc., Class B*+	8,302	196

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Electronic Components & Semiconductors — (continued)
Intel Corp.+	124,883	$3,078
Jabil Circuit, Inc.*	3,524	109
KLA-Tencor Corp.	4,049	197
Linear Technology Corp.	6,288	236
LSI Logic Corp.*	8,008	79
Maxim Integrated Products, Inc.+	6,720	287
Micron Technology, Inc.*+	12,628	168
Molex, Inc.	2,970	79
National Semiconductor Corp.	7,035	185
Novellus Systems, Inc.*	2,840	71
NVIDIA Corp.*	3,457	119
PMC-Sierra, Inc.*	3,735	33
QLogic Corp.*	1,858	64
Sanmina-SCI Corp.*	10,773	46
Solectron Corp.*	19,927	78
Tektronix, Inc.	1,731	44
Teradyne, Inc.*	4,032	66
Texas Instruments, Inc.+	33,266	1,128
Xilinx, Inc.	7,163	199

		8,284

Energy Resources & Services — 3.8%
AES Corp.*	13,387	220
Allegheny Energy, Inc.*	3,335	103
Ameren Corp.	4,176	223
American Electric Power Co., Inc.	8,058	320
American Power Conversion Corp.	3,505	91
Calpine Corp.*+	11,641	30
Centerpoint Energy, Inc.	6,344	94
Cinergy Corp.	4,076	181
CMS Energy Corp.*+	4,494	74
Consolidated Edison, Inc.	5,008	243
Constellation Energy Group, Inc.	3,647	225
Cooper Industries Ltd.	1,898	131
Dominion Resources, Inc.+	6,984	602
DTE Energy Co.	3,645	167
Duke Energy Corp.+	18,987	554
Edison International	6,677	316
Emerson Electric Co.	8,466	608
Entergy Corp.	4,254	316
Exelon Corp.+	13,743	735
FirstEnergy Corp.	6,760	352
FPL Group, Inc.	8,075	384
KeySpan Corp.	3,572	131
NiSource, Inc.	5,585	136
PG&E Corp.+	7,646	300
Pinnacle West Capital Corp.+	2,024	89
PPL Corp.	7,778	252
Progress Energy, Inc.	5,149	230
Public Service Enterprise Group, Inc.	4,899	315
Southern Co.	15,306	547
Teco Energy, Inc.	4,260	77
Texas Utilities Co.+	4,920	555
Xcel Energy, Inc.	8,254	162

		8,763

Entertainment & Leisure — 0.7%
Carnival Corp.+	8,846	442
Harrah’s Entertainment, Inc.	3,763	246
The Walt Disney Co.+	41,200	994

		1,682

Fiber Optics — 0.0%
JDS Uniphase Corp.*	33,780	75

Finance — 9.2%
Ambac Financial Group, Inc.	2,192	158
American Express Co.+	25,433	1,461
Bear Stearns Cos., Inc.+	2,305	253

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Finance — (continued)
Capital One Financial Corp.+	5,917	$470
Charles Schwab Corp.	21,300	307
CIT Group, Inc.	4,134	187
Citigroup, Inc.	105,966	4,823
Countrywide Financial Corp.+	12,187	402
E*TRADE Financial Corp.*	7,595	134
Equifax, Inc.	2,669	93
Federal National Mortgage Association+	19,838	889
Federated Investors, Inc.	1,736	58
Franklin Resources, Inc.+	3,042	255
Freddie Mac	14,162	799
Goldman Sachs Group, Inc.+	9,530	1,159
H&R Block, Inc.	6,654	159
Janus Capital Group, Inc.	4,568	66
JPMorgan Chase & Co.	71,999	2,443
Lehman Brothers Holdings, Inc.+	5,577	650
MBIA, Inc.+	2,747	167
MBNA Corp.	25,781	635
Merrill Lynch & Co., Inc.	18,986	1,165
Moody’s Corp.+	5,180	265
Morgan Stanley+	22,261	1,201
Paychex, Inc.	6,826	253
Providian Financial Corp.*+	6,042	107
Prudential Financial, Inc.	10,514	710
SLM Corp.+	8,557	459
State Street Corp.+	6,781	332
Synovus Financial Corp.	6,390	177
T. Rowe Price Group, Inc.	2,659	174
Washington Mutual, Inc.+	18,026	707

		21,118

Food & Beverages — 3.3%
Anheuser-Busch Cos., Inc.+	15,921	685
Brown-Forman Corp.*	1,700	101
Campbell Soup Co.	3,790	113
Coca-Cola Co.	42,557	1,838
Coca-Cola Enterprises, Inc.	6,177	120
ConAgra Foods, Inc.+	10,614	263
General Mills, Inc.+	7,502	362
Heinz (H.J.) Co.+	6,986	255
Kellogg Co.	5,250	242
McCormick & Co., Inc.	2,744	90
Molson Coors Brewing Co.	1,172	75
Pepsi Bottling Group, Inc.	2,845	81
PepsiCo, Inc.+	34,225	1,941
Safeway, Inc.+	9,196	235
Sara Lee Corp.+	16,080	305
Sysco Corp.	12,974	407
The Hershey Company	3,762	212
Tyson Foods, Inc.+	5,151	93
Wm. Wrigley Jr., Co.	3,684	265

		7,683

Forest Products — 0.1%
Plum Creek Timber Co.	3,770	143

Healthcare — 1.4%
Coventry Health Care, Inc.*	2,200	189
HCA-The Healthcare Corp.+	9,263	444
Health Management Associates, Inc.	5,066	119
Humana, Inc.*+	3,328	159
IMS Health, Inc.	4,627	117
Manor Care, Inc.	1,621	62
McKesson Corp.+	6,319	300
Medco Health Solutions, Inc.*	6,238	342
Tenet Healthcare Corp.*+	9,603	108
UnitedHealth Group, Inc.+	25,889	1,455

		3,295

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Hotels & Resorts — 0.3%
Hilton Hotels Corp.	6,715	$150
Marriott International, Inc.+	3,508	221
Starwood Hotels & Resorts Worldwide, Inc.	4,461	255

		626

Human Resources — 0.1%
Robert Half International, Inc.	3,470	123

Instruments — Controls — 0.3%
Johnson Controls, Inc.	3,946	245
Millipore Corp.*+	1,056	67
Parker Hannifin Corp.	2,453	158
PerkinElmer, Inc.	2,669	54
Thermo Electron Corp.*	3,312	102
Waters Corp.*+	2,357	98

		724

Insurance — 5.0%
ACE Ltd.	5,910	278
Aetna, Inc.	5,942	512
AFLAC, Inc.	10,282	466
Allstate Corp.	13,461	744
American International Group, Inc.	53,189	3,296
Aon Corp.	6,528	209
Chubb Corp.+	4,065	364
CIGNA Corp.+	2,635	310
Cincinnati Financial Corp.	3,582	150
Hartford Financial Services Group, Inc.+	6,138	474
Jefferson-Pilot Corp.	2,762	141
Lincoln National Corp.	3,535	184
Loews Corp.	2,778	257
Marsh & McLennan Cos., Inc.	10,971	333
MetLife, Inc.	15,505	773
MGIC Investment Corp.+	1,907	122
Principal Financial Group, Inc.+	5,732	272
Progressive Corp.	4,042	423
SAFECO Corp.	2,563	137
St. Paul Cos., Inc.+	13,844	621
Torchmark Corp.	2,138	113
UnumProvident Corp.+	6,105	125
WellPoint, Inc.*	12,576	954
XL Capital Ltd.+	2,877	196

		11,454

Machinery & Heavy Equipment — 1.0%
Black & Decker Corp.	1,649	135
Caterpillar, Inc.	13,871	815
Cummins, Inc.	952	84
Danaher Corp.+	4,870	262
Deere & Co.	4,943	303
Dover Corp.	4,150	169
Ingersoll-Rand Co.	6,913	264
Rockwell Automation, Inc.	3,722	197
Snap-On, Inc.	1,184	43
Stanley Works	1,488	69

		2,341

Medical Services & Equipment — 3.2%
Amgen, Inc.*+	25,288	2,015
Bausch & Lomb, Inc.	1,102	89
Baxter International, Inc.+	12,759	509
Becton, Dickinson & Co.	5,122	269
Biomet, Inc.+	5,115	177
C.R. Bard, Inc.	2,158	142
Cardinal Health, Inc.+	8,748	555
Chiron Corp.*	2,233	97
Genzyme Corp.*	5,260	377
Guidant Corp.+	6,764	466
Laboratory Corp. of America Holdings*	2,769	135
Medtronic, Inc.	24,822	1,331

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Medical Services & Equipment — (continued)
Quest Diagnostics, Inc.+	3,411	$172
St. Jude Medical, Inc.*+	7,472	350
Stryker Corp.+	5,954	294
Zimmer Holdings, Inc.*+	5,069	349

		7,327

Medical Supplies & Equipment — 0.1%
Boston Scientific Corp.*	12,103	283

Metal Components & Products — 0.5%
Alcoa, Inc.+	17,881	437
Allegheny Technologies, Inc.	1,724	53
Freeport-McMoRan Copper & Gold, Inc.	3,634	177
Nucor Corp.+	3,202	189
Phelps Dodge Corp.	1,987	258
United States Steel Corp.+	2,341	99

		1,213

Metals & Mining — 0.2%
Newmont Mining Corp.	9,145	431

Office Supplies — 0.1%
Avery Dennison Corp.+	2,264	119

Oil & Gas — 10.3%
Amerada Hess Corp.+	1,637	225
Anadarko Petroleum Corp.	4,844	464
Apache Corp.	6,740	507
Baker Hughes, Inc.+	6,982	417
BJ Services Co.	6,606	238
Burlington Resources, Inc.	7,810	635
Chevron Corp.+	46,155	2,988
ConocoPhillips	28,529	1,994
Devon Energy Corp.	9,289	638
Dynegy, Inc.*	5,871	28
El Paso Energy Corp.+	13,513	188
EOG Resources, Inc.	4,921	368
Exxon Mobil Corp.	129,231	8,211
Halliburton Co.+	10,418	714
Kerr-McGee Corp.	2,364	229
Kinder Morgan, Inc.+	1,958	188
Marathon Oil Corp.	7,501	517
Murphy Oil Corp.	3,364	168
Nabors Industries Ltd.*	3,227	232
National-Oilwell Varco, Inc.*	3,553	234
NICOR, Inc.	904	38
Noble Corp.*	2,802	192
Occidental Petroleum Corp.	8,194	700
Peoples Energy Corp.	781	31
Rowan Cos., Inc.*	2,232	79
Schlumberger Ltd.+	12,057	1,017
Sempra Energy+	5,249	247
Sunoco, Inc.	2,799	219
Transocean, Inc.*+	6,738	413
Valero Energy Corp.	6,263	708
Weatherford International, Ltd.*	2,836	195
Williams Cos., Inc.	11,727	294
XTO Energy, Inc.	7,404	335

		23,651

Paper & Related Products — 0.5%
Georgia-Pacific Corp.	5,333	182
International Paper Co.	10,053	299
Louisiana-Pacific Corp.	2,272	63
MeadWestvaco Corp.	3,771	104
Temple-Inland, Inc.	2,315	95
Weyerhaeuser Co.+	5,020	345

		1,088

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Pharmaceuticals — 7.4%
Abbott Laboratories	31,859	$1,351
Allergan, Inc.+	2,680	246
AmerisourceBergen Corp.+	2,127	164
Applera Corp. — Applied Biosystems Group	4,003	93
Biogen Idec, Inc.*	6,934	274
Bristol-Myers Squibb Co.+	40,087	964
Caremark Rx, Inc.*	9,223	461
Express Scripts, Inc.*+	3,046	189
Forest Laboratories, Inc.*	6,966	271
Gilead Sciences, Inc.*	9,344	456
Hospira, Inc.*	3,277	134
Johnson & Johnson+	60,969	3,858
King Pharmaceuticals, Inc.*	4,954	76
Eli Lilly & Co.+	23,238	1,244
MedImmune, Inc.*	5,048	170
Merck & Co., Inc.	45,001	1,225
Mylan Laboratories, Inc.	4,480	86
Pfizer, Inc.	151,067	3,772
Schering-Plough Corp.+	30,260	637
Watson Pharmaceuticals, Inc.*+	2,136	78
Wyeth	27,488	1,272

		17,021

Photography Equipment & Supplies — 0.1%
Eastman Kodak Co.+	5,886	143

Printing & Publishing — 0.2%
Donnelley (R.R.) & Sons Co.+	4,400	163
Dow Jones & Co., Inc.+	1,205	46
Knight-Ridder, Inc.	1,422	83
New York Times Co.+	2,977	89
Tribune Co.+	5,434	184

		565

Restaurants — 0.7%
Darden Restaurants, Inc.+	2,753	84
McDonald’s Corp.	25,621	858
Starbucks Corp.*	7,875	394
Wendy’s International, Inc.	2,367	107
Yum! Brands, Inc.+	5,849	283

		1,726

Retail — 5.4%
Albertson’s, Inc.	7,550	194
AutoZone, Inc.*	1,139	95
Bed Bath & Beyond, Inc.*	6,061	244
Best Buy Co., Inc.	8,296	361
Big Lots, Inc.*+	2,333	26
Circuit City Stores, Inc.	3,371	58
Coach, Inc.*	7,790	244
Costco Wholesale Corp.+	9,821	423
CVS Corp.	16,661	483
Dillard’s, Inc.	1,319	28
Dollar General Corp.+	6,579	121
Family Dollar Stores, Inc.	3,379	67
Federated Department Stores, Inc.	5,434	363
Gap, Inc.	11,877	207
Home Depot, Inc.+	43,868	1,673
Kohl’s Corp.*+	7,064	354
Kroger Co.*	14,838	306
Limited Brands	7,156	146
Liz Claiborne, Inc.	2,199	86
Lowe’s Cos., Inc.+	15,980	1,029
Nordstrom, Inc.	4,538	156
Office Depot, Inc.*	6,484	193
OfficeMax, Inc.	1,449	46
Penney (J.C.) Co., Inc.	5,132	243
RadioShack Corp.+	2,752	68
Sears Holding Corp.*+	2,094	261

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Retail — (continued)
Sherwin-Williams Co.+	2,333	$103
Staples, Inc.	15,061	321
SUPERVALU, Inc.	2,785	87
Target Corp.+	18,132	941
Tiffany & Co.	2,919	116
TJX Cos., Inc.	9,549	196
Walgreen Co.	20,955	910
Wal-Mart Stores, Inc.+	51,191	2,243

		12,392

Services — Commercial — 0.2%
Cintas Corp.+	2,828	116
Convergys Corp.*+	2,870	41
Fiserv, Inc.*	3,855	177
Fluor Corp.	1,777	115

		449

Telecommunications — 4.9%
ADC Telecommunications, Inc.*	2,387	55
Alltel Corp.+	7,825	509
Andrew Corp.*	3,329	37
AT&T Corp.	16,438	325
Avaya, Inc.*	8,692	90
BellSouth Corp.+	37,556	988
CenturyTel, Inc.	2,663	93
Ciena Corp.*	11,846	31
Citizens Communications Co.	7,033	95
Comverse Technology, Inc.*	4,125	108
Corning, Inc.*	30,171	583
L-3 Communications Corp.+	2,432	192
Lucent Technologies, Inc.*	91,102	296
Motorola, Inc.+	50,606	1,118
Qualcomm, Inc.+	33,417	1,496
Qwest Communications International, Inc.*	31,257	128
SBC Communications, Inc.+	67,717	1,623
Scientific-Atlanta, Inc.	3,140	118
Sprint Nextel Corp.+	60,116	1,430
Tellabs, Inc.*	9,172	97
Verizon Communications, Inc.+	56,676	1,853

		11,265

Textiles & Apparel — 0.0%
Jones Apparel Group, Inc.+	2,426	69

Transportation & Related Services — 1.6%
Burlington Northern Santa Fe Corp.	7,653	458
CSX Corp.	4,446	206
FedEx Corp.	6,206	541
Norfolk Southern Corp.	8,291	336
Ryder Systems, Inc.	1,316	45
Southwest Airlines Co.+	14,199	211
Union Pacific Corp.	5,406	388
United Parcel Service, Inc.+	22,694	1,569

		3,754

Waste Management — 0.2%
Allied Waste Industries, Inc.*	4,472	38
Waste Management, Inc.	11,520	330

		368

Wholesale Distributor — 0.0%
Grainger (W.W.), Inc.	1,552	98

TOTAL COMMON STOCKS
(Cost $239,136)		225,569

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Apartments — 0.2%
Apartment Investment & Management Co.+	1,957	76
Archstone-Smith Trust	4,340	173
Equity Residential Properties Trust	5,885	223

		472

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

	Number	Value
	of Shares	(000) ±
Diversified Operations — 0.1%
Vornado Realty Trust+	2,416	$209

Industrial — 0.1%
Prologis	5,062	224

Office Property — 0.1%
Equity Office Properties Trust	8,415	275

Regional Malls — 0.1%
Simon Property Group, Inc.	3,752	278

Storage — 0.1%
Public Storage, Inc.	1,694	114

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,307)		1,572

RIGHTS — 0.0%
Seagate Tax Refund Rights*~	4,100	0

(Cost $0)

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Provident Institutional Funds — TempCash	3,003,104	3,003

(Cost $3,003)

	Par
	(000)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bill
3.070%, 11/10/05^^	$200	199

(Cost $199)

TOTAL INVESTMENTS -— 100.0% (Cost $243,645)(a)		230,343

SECURITIES LENDING COLLATERAL — 40.1%
Banco Santander FRCD
3.7150%, 10/13/05	3,843	3,843
Institutional Money Market Trust
3.8210%, 10/03/05	14,894	14,894
Lehman Bros FRN
3.9970%, 10/13/05	6,050	6,050
Merrill Lynch MN
4.0370%, 10/04/05	12,135	12,135
Morgan Stanley FRCP
4.0170%, 10/03/05	10,421	10,421
Morgan Stanley FRN
4.0070%, 10/03/05	5,802	5,802
Morgan Stanley FRN
4.0170%, 10/03/05	7,917	7,917
Natexis FRN
3.9870%, 10/03/05	11,053	11,053
Sedna Finance Corp FRN
3.7380%, 10/17/05	1,858	1,858
S E Banken FRN
3.7590%, 10/17/05	5,541	5,541
Societe Generale TD
3.9370%, 10/03/05	9,512	9,512
Wells Fargo TD
3.8750%, 10/03/05	3,472	3,472

TOTAL SECURITIES LENDING COLLATERAL
(Cost $92,498)		92,498

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Index 500 Fund

Value
(000) ±
LIABILITIES IN EXCESS OF OTHER ASSETS — (40.1)%	$(92,354)

NET ASSETS APPLICABLE TO 26,985,784 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%	$230,487

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.54

*Non-Income Producing Security

± See Security Valuation Note

^^Market value held as collateral for the open futures contract.

~ Security valued in accordance with fair valuation procedures approved by the Board of Trustees.

+Security position is either entirely or partially on loan

FRCD — Floating Rate Certificate of Deposit

FRCP — Floating Rate Commercial Paper

FRN — Floating Rate Note

MN — Master Note

TD — Time Deposit

(a)	At September 30, 2005, the cost for Federal income tax purposes was $245,039,719. Net unrealized depreciation was $14,696,705 . This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $46,647,460 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $61,344,165.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Mid Cap Growth Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 99.3%
Advertising — 1.6%
Monster Worldwide, Inc.*	30,950	$951
Valueclick, Inc.*	16,040	274

		1,225

Aerospace & Defense — 0.4%
Empresa Brasileira Aeronautica S.A. (Embraer)	7,440	287

Agricultural Products — 0.7%
The Mosaic Co.*	34,340	550

Automobiles & Related — 0.8%
Oshkosh Truck Corp.	13,730	593

Banking — 1.5%
Mellon Financial Corp.	18,690	597
Northern Trust Corp.	11,940	604

		1,201

Broadcast/Media — 1.3%
Sirius Satellite Radio, Inc.*+	148,480	973

Building & Building Supplies — 0.8%
Florida Rock Industries, Inc.	9,710	622

Computer — Internet Services & Software — 3.8%
aQuantive, Inc.*	17,130	345
CNET Networks, Inc.*	61,080	829
Getty Images, Inc.*	8,450	727
Ixia*	2,460	36
Netease.com Inc.*	3,880	349
Openwave Systems, Inc.*	36,010	648

		2,934

Computer — Network Products & Services — 1.7%
F5 Networks Inc.*	7,470	325
Foundry Networks, Inc.*	45,600	579
NETGEAR, Inc.*	18,730	450

		1,354

Computer Services & Software — 2.7%
Akamai Technologies, Inc.*	28,160	449
Itron, Inc.*	7,870	359
SanDisk Corp.*	26,480	1,278

		2,086

Consumer Products — 2.2%
Fortune Brands, Inc.+	13,280	1,080
Polo Ralph Lauren Corp.	13,010	654

		1,734

Diversified Operations — 0.9%
Fisher Scientific International, Inc.*+	11,450	710

Electronic Components & Semiconductors — 14.5%
Advanced Micro Devices, Inc.*	49,530	1,248
Agilent Technologies, Inc.*	29,100	953
AMETEK, Inc.	12,210	525
Analog Devices, Inc.+	25,290	939
ASML Holding N.V.*	35,610	588
Broadcom Corp.*	38,200	1,792
Cypress Semiconductor Corp.*+	41,790	629
Genesis Microchip, Inc.*	22,960	504
KLA-Tencor Corp.*+	26,970	1,315
Micron Technology, Inc.*+	27,550	366
Silicon Laboratories, Inc.*	13,420	408
SiRF Technology Holdings, Inc.*	8,780	265
Teradyne, Inc.*	45,060	743
Varian Semiconductor Equipment Associates, Inc.*	22,790	966

		11,241

Energy Resources & Services — 2.4%
CONSOL Energy, Inc.	9,330	712
Peabody Energy Corp.+	8,620	727
Questar Corp.	4,520	398

		1,837

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Mid Cap Growth Fund

	Number	Value
	of Shares	(000) ±
Entertainment & Leisure — 2.4%
Gamestop Corp.*+	13,940	$439
Harrah’s Entertainment, Inc.	9,460	616
Scientific Games Corp.*	25,030	776

		1,831

Fiber Optics — 0.6%
JDS Uniphase Corp.*	211,860	470

Finance — 7.7%
Affiliated Managers Group, Inc.*+	11,505	833
Ameritrade Holding Corp.*	35,500	763
Chicago Mercantile Exchange Holdings Inc.*	1,770	597
Global Payments, Inc.	8,540	664
Jefferies Group, Inc.	9,890	431
Legg Mason, Inc.	7,260	796
SEI Investments Co.	16,190	608
T. Rowe Price Group, Inc.	20,090	1,312

		6,004

Food & Beverages — 1.0%
Dean Foods Co.*	12,320	479
Hansen Natural Corp.*	6,530	307

		786

Healthcare — 2.6%
Community Health Systems, Inc.*	9,540	370
Coventry Health Care, Inc.*	7,640	657
PacifiCare Health Systems, Inc.*	12,200	974

		2,001

Hotels & Gaming — 2.7%
MGM Mirage, Inc.*+	21,480	940
Station Casinos, Inc.	10,460	694
WMS Industries, Inc.*	17,580	495

		2,129

Hotels & Resorts — 1.5%
Gaylord Entertainment Co.*	7,970	380
Starwood Hotels & Resorts Worldwide, Inc.	13,500	772

		1,152

Human Resources — 0.7%
Manpower, Inc.	12,100	537

Insurance — 1.5%
Fidelity National Financial, Inc.	16,530	736
WellChoice, Inc.*	5,520	419

		1,155

Machinery & Heavy Equipment — 0.5%
Terex Corp.*+	8,030	397

Manufacturing — 1.6%
Ceradyne, Inc.*	8,250	302
Roper Industries, Inc.	23,280	915

		1,217

Medical Services & Equipment — 5.2%
C.R. Bard, Inc.	7,820	516
Bausch & Lomb, Inc.	9,290	750
Celgene Corp.*+	15,940	866
Dade Behring Holdings, Inc.*	20,280	743
DaVita, Inc.*	11,060	510
Henry Schein, Inc.*	16,080	685

		4,070

Medical Supplies & Equipment — 0.8%
Sepracor, Inc.*	11,120	656

Metal Components & Products — 2.0%
Allegheny Technologies, Inc.	14,610	453
Freeport-McMoRan Copper & Gold, Inc.*	4,980	242
Precision Castparts Corp.	15,480	822

		1,517

Metals & Mining — 1.0%
Joy Global, Inc.+	15,690	792

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Mid Cap Growth Fund

	Number	Value
	of Shares	(000) ±
Oil & Gas — 10.6%
Chesapeake Energy Corp.	10,520	$403
Grant Prideco, Inc.*	19,090	776
Kinder Morgan, Inc.+	4,500	433
National-Oilwell Varco, Inc.*	15,440	1,016
Patterson-UTI Energy, Inc.	15,860	572
Range Resources Corp.	28,730	1,109
Southwestern Energy Co.*	7,550	554
Sunoco, Inc.	11,930	933
TIDEWATER, Inc.+	12,240	596
Ultra Petroleum Corp.*	14,610	831
XTO Energy, Inc.	22,690	1,028

		8,251

Pharmaceuticals — 7.4%
Allergan, Inc.+	7,820	716
Express Scripts, Inc.*+	8,450	526
Forest Laboratories, Inc.*	18,890	736
Kos Pharmaceuticals, Inc.*	7,780	521
MedImmune, Inc.*	21,180	713
MGI Pharma, Inc.*	14,870	347
Omnicare, Inc.+	16,560	931
Protein Design Labs, Inc.*	23,040	645
Shire Pharmaceuticals Group PLC	16,800	621

		5,756

Retail — 6.2%
Chico’s FAS, Inc.*+	26,180	963
Coach, Inc.*	36,780	1,153
Nordstrom, Inc.	13,480	463
Urban Outfitters, Inc.*	29,100	856
Whole Foods Market, Inc.	5,000	672
Williams-Sonoma, Inc.*+	17,420	668

		4,775

Security Technology — 0.8%
Cogent Inc.*+	24,970	593

Services — Commercial — 0.8%
Alliance Data Systems Corp.*+	15,100	591

Telecommunications — 3.5%
Adtran, Inc.+	16,930	533
Comverse Technology, Inc.*	37,320	981
NII Holdings, Inc.*	14,520	1,226

		2,740

Transportation & Related Services — 1.4%
C.H. Robinson Worldwide, Inc.	9,490	608
UTI Worldwide, Inc.+	6,550	509

		1,117

Wholesale Distributor — 1.5%
CDW Corp.	10,150	598
WESCO International, Inc.*	17,390	589

		1,187

TOTAL COMMON STOCKS (Cost $63,331)		77,071

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Provident Institutional Funds — TempCash	1,018,544	1,019

(Cost $1,019)

TOTAL INVESTMENTS — 100.6% (Cost $64,350)(a)		78,090

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Mid Cap Growth Fund

	Par	Value
	(000)	(000) ±
SECURITIES LENDING COLLATERAL — 18.9%
Institutional Money Market Trust
3.8210%, 10/04/05	$3,949	$3,949
Lehman Bros FRN
3.9970%, 10/03/05	1,992	1,992
Merrill MN
4.0370%, 10/04/05	425	425
Morgan Stanley FRN
4.0070%, 10/03/05	213	213
S E Banken FRN
3.7590%, 10/17/05	1,085	1,085
Sedna Finance Corp. FRN
3.7380%, 10/17/05	2,186	2,186
Societe Generale TD
3.9375%, 10/03/05	3,083	3,083
Wells Fargo TD
3.9370%, 10/03/05	1,706	1,706

TOTAL SECURITIES LENDING COLLATERAL (Cost $14,639)		14,639

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL		92,729

LIABILITIES IN EXCESS OF OTHER ASSETS — (19.5)%		(15,145)

NET ASSETS APPLICABLE TO 10,124,467 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$77,584

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$7.66

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan

±	See Security Valuation Note

FRN — Floating Rate Note

MN — Master Note

TD — Time Deposit

(a)	At September 30, 2005, the cost for Federal income tax purposes was $64,372,750. Net unrealized appreciation was $13,717,119. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $14,283,415 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $566,296.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Mid Cap Value Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 97.4%
Automobiles & Related — 5.8%
Advance Auto Parts, Inc.*	47,700	$1,845
BorgWarner, Inc.	23,300	1,316
Briggs & Stratton Corp.+	49,300	1,705
Harley Davidson, Inc.+	31,800	1,540

		6,406

Banking — 7.4%
Astoria Financial Corp.+	54,550	1,441
First Horizon National Corp.+	35,700	1,298
Hudson City Bancorp, Inc.	174,800	2,080
IndyMac Bancorp, Inc.	44,800	1,773
North Fork Bancorp, Inc.	59,895	1,527

		8,119

Building & Real Estate — 13.1%
Beazer Homes USA, Inc.+	31,000	1,819
Colonial Properties Trust.	26,300	1,170
Developers Diversified Realty Corp.+	37,000	1,728
Hovnanian Enterprises, Inc.*+	38,900	1,992
KB Home	17,200	1,259
Lennar Corp.+	40,000	2,390
Pulte Homes, Inc.+	56,000	2,403
WCI Communities, Inc.*+	56,100	1,592

		14,353

Building Products & Supplies — 3.6%
Centex Corp.+	35,300	2,280
Masco Corp.+	53,400	1,638

		3,918

Computer — Internet Services & Software — 1.7%
Check Point Software Technologies Ltd. *	75,200	1,829

Computer Services & Software — 1.8%
Lexmark International, Inc.*	32,800	2,002

Consumer Products — 3.9%
Spectrum Brands, Inc.*	57,300	1,349
V.F. Corp.	22,300	1,293
Whirlpool Corp.+	21,700	1,644

		4,286

Education — 1.8%
Career Education Corp.*+	55,800	1,984

Energy Resources & Services — 6.8%
DPL, Inc.+	59,900	1,665
Edison International	9,400	445
Peabody Energy Corp.+	29,500	2,488
TXU Corp.+	26,000	2,935

		7,533

Finance — 5.5%
Ambac Financial Group, Inc.	21,900	1,578
Arch Capital Group Ltd.*	25,000	1,240
Bear Stearns Cos., Inc.+	14,300	1,569
CIT Group, Inc.	36,600	1,654

		6,041

Healthcare — 3.8%
Coventry Health Care, Inc.*	23,200	1,996
Health Management Associates, Inc.	13,800	324
NBTY, Inc.*+	77,000	1,809

		4,129

Human Resources — 1.4%
Manpower, Inc.	34,000	1,509

Instruments — Controls — 1.5%
Johnson Controls, Inc.	26,500	1,644

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Mid Cap Value Fund

	Number	Value
	of Shares	(000) ±
Insurance — 5.2%
Endurance Specialty Holdings Ltd.	33,800	$1,153
The PMI Group, Inc.	50,100	1,998
Radian Group, Inc.	26,900	1,428
WellPoint, Inc.*	14,500	1,099

		5,678

Machinery & Heavy Equipment — 1.3%
Black & Decker Corp.+	6,500	533
Ingersoll-Rand Co.	24,400	933

		1,466

Metal Components & Products — 1.9%
Phelps Dodge Corp.	16,500	2,144

Metals & Mining — 6.0%
Alpha Natural Resources, Inc.*	66,300	1,992
Arch Coal, Inc.	37,000	2,497
Joy Global, Inc.+	42,600	2,150

		6,639

Oil & Gas — 14.9%
Canadian Natural Resources Ltd.	56,600	2,558
Denbury Resources Inc.*+	46,400	2,340
General Maritime Corp.+	40,100	1,476
Quicksilver Resources, Inc.*	48,800	2,332
Southwestern Energy Co.*	12,500	917
Sunoco, Inc.	14,400	1,126
Talisman Energy, Inc.	45,900	2,242
XTO Energy, Inc.	74,042	3,356

		16,347

Pharmaceuticals — 2.5%
Omnicare, Inc.+	34,000	1,912
Shire Pharmaceuticals Group PLC	22,300	825

		2,737

Retail — 1.3%
Dollar Tree Stores, Inc.*+	60,400	1,308
Ross Stores, Inc.	6,200	147

		1,455

Telecommunications — 1.7%
Scientific-Atlanta, Inc.	48,700	1,827

Textiles & Apparel — 0.3%
Jones Apparel Group, Inc.*	13,400	382

Transportation & Related Services — 4.2%
Frontline Limited+	42,700	1,884
Overseas Shipholding Group, Inc.	23,500	1,371
Teekay Shipping Corp.+	30,800	1,326

		4,581

TOTAL COMMON STOCKS
(Cost $93,714)		107,009

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Office Property — 0.8%
Trizec Properties, Inc.	37,200	858

(Cost $809)

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Provident Institutional Funds — FedFund	1,040,876	1,041
BlackRock Provident Institutional Funds — TempFund	1,040,875	1,041

TOTAL SHORT-TERM INVESTMENTS (Cost $2,082)		2,082

TOTAL INVESTMENTS — 100.1% (Cost $96,605)		109,949

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Mid Cap Value Fund

	Par	Value
	(000)	(000) ±
SECURITIES LENDING COLLATERAL — 36.2%
Banco Santander FRCD
3.7150%, 10/13/05	2,864	$2,864
Institutional Money Market Trust
3.8210%, 10/03/05	10,459	10,459
Lehman Bros FRN
3.9970%, 10/13/05	5,094	5,094
Merrill Lynch MN
4.0370%, 10/04/05	2,294	2,294
Morgan Stanley FRN
4.0070%, 10/03/05	472	472
Morgan Stanley FRCP
4.0170%, 10/03/05	1,456	1,456
Natexis FRN
3.9870%, 10/03/05	222	222
S E Banken FRN
3.7590%, 10/17/05	4,701	4,701
Sedna Finance Corp FRN
3.7380%, 10/17/05	1,274	1,274
Wells Fargo TD
3.8750%, 10/03/05	3,871	3,871
Societe Generale TD
3.9370%, 10/03/05	7,117	7,117

TOTAL SECURITIES LENDING COLLATERAL (Cost $39,824)		39,824

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL		149,773

LIABILITES IN EXCESS OF OTHER ASSETS — (36.3)%		(39,901)

NET ASSETS APPLICABLE TO 7,394,888 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$109,872

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$14.86

* Non-Income Producing Security

+ Security position is either entirely or partially on loan

± See Security Valuation Note

CP — Commercial Paper

FRCD — Floating Rate Certificate of Deposit

FRCP — Floating Rate Commercial Paper

FRN — Floating Rate Note

MN — Master Note

TD — Time Deposit

(a) At September 30, 2005, the cost for Federal income tax purposes was $123,186,394. Net unrealized appreciation was $13,237,042. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $16,371,929 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,134,887.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Strategic Value Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 94.6%
Advertising — 1.7%
Interpublic Group of Cos., Inc.*	65,200	$759

Agricultural Products — 6.5%
Archer-Daniels Midland Co.	29,300	722
Monsanto Co.	11,000	690
The Mosaic Co.*	47,000	753
Potash Corp. of Saskatchewan, Inc.	6,800	635

		2,800

Automobiles & Related — 3.0%
Dana Corp.	47,800	450
Genuine Parts Co.	20,200	866

		1,316

Broadcast/Media — 1.2%
Westwood One, Inc.	26,500	527

Chemicals — 2.3%
Eastman Chemical Co.	20,800	977

Computer — Internet Services & Software — 1.6%
McAfee, Inc.*	21,900	688

Computer Services & Software — 5.8%
Cadence Design Systems, Inc.*	46,800	756
Computer Sciences Corp.*	8,400	398
Sabre Group Holdings Corp.	38,300	777
Sybase, Inc.*	25,500	597

		2,528

Consumer Products — 2.7%
American Greetings Corp.	17,200	471
Newell Rubbermaid, Inc.	19,800	449
Tupperware Corp.	11,900	271

		1,191

Containers — 3.3%
Ball Corp.	19,600	720
Pactiv Corp.*	41,400	725

		1,445

Diversified Operations — 0.5%
Leggett & Platt, Inc.	11,400	230

Energy Resources & Services — 8.5%
Ameren Corp.	15,200	813
CMS Energy Corp.*	41,900	689
Hubbell, Inc.	15,500	727
NiSource, Inc.	28,900	701
Northeast Utilities, Inc.	27,100	541
Puget Energy, Inc.	8,300	195

		3,666

Food & Beverages — 2.0%
Dean Foods Co.*	11,100	431
Safeway, Inc.	14,800	379
TreeHouse Food, Inc.*	1,540	42

		852

Insurance — 13.2%
ACE Ltd.	5,300	250
Aetna, Inc.	10,400	896
Conseco, Inc.*	25,600	540
Everest Re Group Ltd.	7,300	715
Genworth Financial, Inc	14,200	458
Lincoln National Corp.	3,500	182
PartnerRe Ltd.	11,400	730
The PMI Group, Inc.	13,900	554
SAFECO Corp.	13,300	710
XL Capital Ltd.	9,600	653

		5,688

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Strategic Value Fund

	Number	Value
	of Shares	(000) ±
Machinery & Heavy Equipment — 3.6%
CNH Global N.V.	11,740	$231
Cummins, Inc.	7,200	633
Snap-On, Inc.	18,900	683

		1,547

Manufacturing — 1.2%
Chemtura Corp.	41,600	517

Medical Services & Equipment — 1.6%
Bausch & Lomb, Inc.	8,400	678

Metal Components & Products — 1.8%
Timken Co.	25,800	764

Oil & Gas — 7.5%
EOG Resources, Inc.	11,400	854
GlobalSantaFe Corp.	19,600	894
Halliburton Co.	13,000	891
Pride International, Inc.*	10,800	308
Southwest Gas Corp.	11,000	301

		3,248

Paper & Related Products — 4.6%
Bowater, Inc.	16,500	466
Georgia-Pacific Corp.	25,976	885
MeadWestvaco Corp.	23,100	638

		1,989

Pharmaceuticals — 3.5%
King Pharmaceuticals, Inc.*	58,500	900
Mylan Laboratories, Inc.	31,400	604

		1,504

Printing & Publishing — 3.3%
Donnelley (R.R.) & Sons Co.	24,852	921
R.H. Donnelley Corp.*	8,100	513

		1,434

Restaurants — 1.8%
Brinker International, Inc.	16,000	601
Yum! Brands, Inc.	4,000	194

		795

Retail — 7.1%
Albertson’s, Inc.	20,800	534
Federated Department Stores, Inc.	7,700	515
Foot Locker, Inc.	30,300	665
The Kroger Co.*	20,400	420
OfficeMax, Inc.	15,700	497
Tommy Hilfiger Corp.*	26,000	451

		3,082

Telecommunications — 4.8%
ADC Telecommunications, Inc.*	14,100	323
Avaya, Inc.*	47,700	491
CenturyTel, Inc.	13,100	458
PanAmSat Holding Corp.	13,500	327
Qwest Communication International, Inc.*	27,900	114
Tellabs, Inc.*	33,500	352

		2,065

Wholesale Distributor — 1.5%
Grainger (W.W.), Inc.	10,200	642

TOTAL COMMON STOCKS
(Cost $34,153)		40,932

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Strategic Value Fund

	Number	Value
	of Shares	(000) ±
REAL ESTATE INVESTMENT TRUSTS — 2.3%
Healthcare — 0.8%
Healthcare Realty Trust, Inc.	9,100	$365

Hotels & Resorts — 1.5%
Host Marriott Corp.	37,600	636

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $737)		1,001

SHORT-TERM INVESTMENTS — 2.7%
BlackRock Provident Institutional Funds — TempCash	574,826	575
BlackRock Provident Institutional Funds — TempFund	574,825	575

TOTAL SHORT-TERM INVESTMENTS (Cost $1,150)		1,150

TOTAL INVESTMENTS — 99.6% (Cost $36,040)(a)		43,083

OTHER ASSETS IN EXCESS OF LIABILITES — 0.4%		160

NET ASSETS APPLICABLE TO 3,181,053 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$43,243

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$13.59

*	Non-Income Producing Security

±	See Security Valuation Note

(a)	At September 30, 2005, the cost for Federal income tax purposes was $36,107,102. Net unrealized appreciation was $6,975,580. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $7,924,804 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $949,224.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Small Cap Growth Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.8%
United Industrial Corp.	25,000	$894

Agricultural Products — 1.0%
The Andersons, Inc.	38,400	1,124

Building Products & Supplies — 2.1%
Building Materials Holding Corp.	25,000	2,330

Computer — Internet Services & Software — 6.3%
aQuantive, Inc.*	89,900	1,810
Digitas, Inc.*	91,800	1,043
Online Resources Corp.*	119,600	1,265
Perficient, Inc.*	130,000	1,075
Stamps.com Inc.*	98,800	1,700

		6,893

Computer — Network Products & Services — 1.3%
NETGEAR, Inc.*	59,000	1,420

Computer Services & Software — 11.6%
Concur Technologies, Inc.*	150,000	1,855
Itron, Inc.*	35,000	1,598
Epicur Software Corp.*	80,000	1,040
Komag, Inc.*	65,100	2,081
Quality Systems, Inc.*	35,000	2,418
SS&C Technologies, Inc.	68,000	2,492
TALX Corp.	38,100	1,249

		12,733

Consumer Products — 0.5%
Conn’s, Inc.*	20,400	565

Cosmetics & Toiletries — 1.2%
Paralux Fragrance, Inc.*	47,200	1,375

Distribution Services — 1.0%
Aviall, Inc.*	32,900	1,111

Education — 1.2%
Blackboard, Inc.*	53,000	1,326

Electronic Components & Semiconductors — 1.4%
Diodes, Inc.*	31,100	1,128
PortalPlayer, Inc.*	15,000	411

		1,539

Electronics — Semiconductors — 0.6%
Entergis, Inc.*	57,600	651

Energy Resources & Services — 0.7%
Atlas America, Inc.*	16,500	806

Entertainment & Leisure — 1.9%
Steiner Leisure Ltd.*	60,000	2,038

Finance — 3.8%
Asset Acceptance Capital, Corp.*	40,000	1,199
GFI Group, Inc.*	30,000	1,235
Portfolio Recovery Associates, Inc.*	40,000	1,727

		4,161

Food & Beverages — 3.8%
Great Atlantic & Pacific Tea Co., Inc.*+	85,000	2,411
Hansen Natural Corp.*	24,000	1,130
Industrias Bachoco, S.A.	30,400	659

		4,200

Healthcare — 10.2%
Amedisys, Inc.*+	55,000	2,145
American Healthways, Inc.*+	55,000	2,332

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Small Cap Growth Fund

	Number	Value
	of Shares	(000) ±
Healthcare — (continued)
Horizon Health Corp.*	20,900	$568
Matria Healthcare, Inc.*	40,000	1,510
Psychiatric Solutions, Inc.*	50,000	2,712
Sunrise Senior Living, Inc.*+	30,000	2,002

		11,269

Hotels & Gaming — 1.0%
Mikohn Gaming Corp.*	80,000	1,063

Hotels & Resorts — 0.8%
Orient-Express Hotels Ltd.	30,000	853

Human Resources — 1.5%
Hudson Highland Group, Inc.*	44,500	1,111
Labor Ready, Inc.*	22,600	580

		1,691

Industrial — 0.1%
Charles & Colvard Ltd.	5,000	125

Insurance — 3.1%
American Physicians Capital, Inc.*	41,300	2,029
Safety Insurance Group, Inc.	38,000	1,352

		3,381

Machinery & Heavy Equipment — 4.2%
Applied Industrial Technologies, Inc.	75,000	2,691
Columbus Mckinnon Corp.*	80,000	1,893

		4,584

Manufacturing — 6.3%
Ceradyne, Inc.*	50,000	1,834
Freightcar America Inc.	17,600	718
Gehl Co. designs*	42,500	1,184
NS Group, Inc.*	27,200	1,068
Stewart & Stevenson Services, Inc.	90,000	2,146

		6,950

Medical Services & Equipment — 10.1%
AngioDynamics, Inc.*	30,000	630
Dialysis Corporation Of America*+	50,000	648
IRIS International Inc.*	135,000	2,489
LifeCell Corp.*	80,000	1,730
Lifeline Systems, Inc.*	40,000	1,337
Option Care, Inc.	150,000	2,196
Radiation Therapy Services, Inc.*	65,000	2,071

		11,101

Medical Supplies & Equipment — 1.2%
Allscripts Healthcare Solutions, Inc.*+	23,000	415
Palomar Medical Technologies, Inc.*	35,000	918

		1,333

Metal Components & Products — 1.3%
Rti International Metals, Inc.*	36,700	1,444

Oil & Gas — 4.5%
Dril-Quip, Inc.*	15,900	763
Edge Petroleum Corp.*	47,000	1,240
Petroleum Development Corp.*	26,000	997
Pioneer Drilling Co.*	100,000	1,952

		4,952

Pharmaceuticals — 3.3%
SurModics, Inc.*	30,000	1,161
United Therapeutics Corp.*	35,000	2,443

		3,604

Retail — 5.9%
Hibbett Sporting Goods, Inc.*	38,250	851
Jos. A. Bank Clothiers, Inc.*	34,600	1,495
The Pantry, Inc.*	25,500	953
Stein Mart, Inc.	65,000	1,320
True Religion Apparel, Inc.*+	115,000	1,914

		6,533

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Small Cap Growth Fund

	Number	Value
	of Shares	(000) ±
Security Technology — 1.8%
American Science & Engineering, Inc.*	29,600	$1,941

Services — Commercial — 0.4%
Five Star Quality Care, Inc.*	70,000	483

Telecommunications — 4.8%
Arris Group, Inc.*+	180,000	2,135
Comtech Telecommunications Corp.*	60,000	2,488
ECI Telecom LTD*	82,500	689

		5,312

TOTAL COMMON STOCKS (Cost $87,935)		109,785

TOTAL INVESTMENTS — 99.7% (Cost $87,935)(a)		109,785

	Par
	(000)
SECURITIES LENDING COLLATERAL — 9.6%
Institutional Money Market Trust
3.8210%, 10/03/05	$4,872	4,872
Societe Generale TD
3.9370%, 10/03/05	3,575	3,575
Wells Fargo TD
3.8750%, 10/03/05	2,104	2,104

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,551)		10,551

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL		120,336

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(10,181)

NET ASSETS APPLICABLE TO 5,495,557 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$110,155

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$20.04

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan

±	See Security Valuation Note

TD	— Time Deposit

(a)	At September 30, 2005, the cost for Federal income tax purposes was $87,946,896. Net unrealized appreciation was $21,838,610. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,974,562 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,135,952.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Small Cap Value Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 87.6%
Advertising — 0.6%
Advo, Inc.	29,517	$924

Aerospace & Defense — 1.7%
Ducommun, Inc. *	29,738	654
EDO Corp.	24,435	734
MTC Technologies, Inc.*	37,389	1,196

		2,584

Agricultural Products — 0.9%
Agrium, Inc.	46,928	1,031
Corn Products International, Inc.	20,233	408

		1,439

Automobiles & Related — 4.1%
American Axle & Manufacturing Holdings, Inc.	34,189	790
Commerical Vehicle Group, Inc.*	46,465	973
LoJack Corp.*	31,102	657
Tenneco Automotive, Inc.*	61,701	1,080
Wabash National Corp.	145,146	2,854

		6,354

Banking — 11.7%
Alabama National BanCorporation	20,003	1,279
Alliance Bankshares Corp.*	14,030	233
Bancorp, Inc.*	47,570	761
Berkshire Hills Bancorp, Inc.	18,443	627
Brookline Bancorp, Inc.+	51,197	810
Cardinal Financial Corp.*	53,208	513
Central Pacific Financial Corp.	26,769	942
Citizens Banking Corp.	57,480	1,632
Fidelity Bankshares, Inc.	40,931	1,250
First Oak Brook Bancshares, Inc.	10,473	317
IBERIABANK Corp.	23,056	1,225
Interchange Financial Services Corp.	7,874	136
Irwin Financial Corp	25,588	522
Main Street Banks, Inc.	34,075	913
Midwest Banc Holdings, Inc.	28,223	653
Millenium Bankshares Corp.*+	35,267	272
NetBank, Inc.	61,257	509
PFF Bancorp, Inc.	69,109	2,091
Placer Sierra Bancshares	20,872	573
Prosperity Bancshares, Inc.	11,788	357
Signature Bank*	28,631	773
Southcoast Financial Corp.*	971	21
Sterling Bancorp	14,177	319
Sun Bancorp, Inc.*	6,774	143
Texas United Bancshares, Inc.	13,954	273
UMB Financial Corp.	975	64
United Community Banks, Inc.	30,453	868
West Coast Bancorp	3,145	79

		18,155

Building & Real Estate — 0.8%
Beazer Homes USA, Inc.+	10,054	590
Champion Enterprises, Inc.*	15,121	223
Modtech Holdings, Inc. *	30,324	295
WCI Communities, Inc.*+	7,283	207

		1,315

Building Products & Supplies — 3.2%
ELKCorp.+	19,517	698
Hughes Supply, Inc.	59,764	1,948
Lennox International, Inc.	30,727	843
Texas Industries, Inc.	8,531	464
Universal Forest Products, Inc.	16,892	968

		4,921

Cable Operators — 0.9%
Anixter International, Inc.*+	28,470	1,148
RCN Corp.*	10,147	215

		1,363

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Small Cap Value Fund

	Number	Value
	of Shares	(000) ±
Chemicals — 2.1%
Albemarle Corp.	35,751	$1,348
American Vanguard Corp.+	645	12
Minerals Technologies, Inc.+	16,780	960
Penford Corp.	23,880	319
Sensient Technologies Corp.+	29,208	554

		3,193

Computer — Internet Services & Software — 1.6%
Autobytel, Inc.*	131,253	658
Citadel Security Software, Inc.*+	52,180	31
Lionbridge Technologies, Inc.*	231,621	1,563
The Ultimate Software Group, Inc.*	13,250	244

		2,496

Computer — Network Products & Services — 1.1%
Insight Enterprises, Inc.*	79,230	1,474
McDATA Corporation*	54,130	284

		1,758

Computer Services & Software — 2.5%
Epicor Software Corp.*	35,495	461
Hutchinson Technology, Inc.*	61,723	1,612
Mobility Electronics, Inc.*	45,780	488
MTS Systems Corp.	4,695	177
Take-Two Interactive Software, Inc.*+	39,416	871
Viisage Technology, Inc.*	76,785	319

		3,928

Consulting Services — 0.3%
BearingPoint, Inc.*	52,653	400

Consumer Products — 2.4%
Fossil, Inc.*	37,658	685
Helen of Troy Ltd.*	23,596	487
Oneida Ltd.*+	64,871	128
Playtex Products, Inc.*	94,030	1,034
Prestige Brands Holdings, Inc.*	37,614	463
Select Comfort Corp.*+	47,125	943

		3,740

Cosmetics & Toiletries — 1.2%
Chattem, Inc.*	9,321	331
Elizabeth Arden, Inc.*	69,456	1,499

		1,830

Distribution Services — 0.3%
NuCo2, Inc.*	15,665	403

Diversified Operations — 1.0%
Actuant Corp.	19,436	910
Lydall, Inc.*	70,323	628

		1,538

Education — 0.7%
ITT Educational Services, Inc.*	20,576	1,015

Electronic Components & Semiconductors — 3.3%
Aeroflex, Inc*	79,096	740
CyberOptics Corp.*	26,158	364
Franklin Electric Co., Inc.	16,472	682
Integrated Device Technology, Inc.*	140,186	1,506
Skyworks Solutions, Inc.*	86,212	605
Tessera Technologies, Inc.*	39,285	1,175

		5,072

Energy Resources & Services — 4.8%
Avista Corp.	17,509	340
Baldor Electric Co.	21,963	557
Central Vermont Public Service Corp.	6,722	118
Cleco Corp.	28,144	664
Comfort Systems USA, Inc.*	58,045	511
El Paso Electric Co.*	84,251	1,757
Graftech International Ltd.*	256,082	1,390
MGE Energy, Inc.	4,317	158
Sierra Pacific Resources*	19,872	295

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Small Cap Value Fund

	Number	Value
	of Shares	(000) ±
Energy Resources & Services — (continued)
South Jersey Industries, Inc.	17,574	$512
Unisource Energy Corp.	8,830	293
Westar Energy, Inc.	35,651	860

		7,455

Entertainment & Leisure — 0.9%
Atari, Inc.*	323,888	466
K2, Inc.*	74,910	854

		1,320

Environmental Instruments — 0.2%
TRC Cos., Inc.*	15,281	238

Finance — 6.9%
Accredited Home Lenders Holding Co.*+	58,182	2,046
Affiliated Managers Group, Inc.*+	19,707	1,427
Apollo Investment Corp.	46,784	926
BankUnited Financial Corp.	42,764	978
Capital Source, Inc.*+	35,596	776
Financial Federal Corp.	32,958	1,312
First Niagara Financial Group, Inc.	116,554	1,683
Investors Financial Services Corp.+	13,926	458
Knight Capital Group*+	91,632	761
OptionsXpress Holdings, Inc.	12,949	247

		10,614

Food & Beverages — 0.1%
American Italian Pasta Co.+	9,347	100

Healthcare — 1.1%
Cardiac Science Corp.*	691	7
Omega Healthcare Investors, Inc.	48,156	670
PAREXEL International Corp.*	27,967	562
Psychiatric Solutions, Inc.*+	3,248	175
United Surgical Partners International, Inc.*	7,043	276

		1,690

Hotels & Gaming — 0.9%
Aztar Corp.*	35,052	1,080
Isle of Capri Casinos, Inc.*	13,074	280

		1,360

Human Resources — 0.2%
Medical Staffing Network Holdings, Inc.*	9,742	57
Resources Connection, Inc.*	11,073	328

		385

Industrial — 0.5%
Infrasource Services, Inc.*	31,602	460
Tennant Co.	5,957	244

		704

Insurance — 4.4%
Aspen Insurance Holdings, Ltd.	18,188	538
Donegal Group, Inc.	16,672	362
National Atlantic Holdings Corp.*	22,966	266
The Navigators Group, Inc.*	15,870	592
NYMAGIC, Inc.	12,689	309
ProAssurance Corp.*	27,237	1,271
ProCentury Corp.	51,728	530
PXRE Group Ltd.	32,194	433
RLI Corp.	27,907	1,291
Republic Companies Group, Inc.	35,372	448
StanCorp Financial Group, Inc.	9,928	836

		6,876

Machinery & Heavy Equipment — 0.7%
Applied Industrial Technologies, Inc.	9,166	329
Terex Corp.*	15,617	772

		1,101

Manufacturing — 0.4%
Hydril Co.*	8,771	602
Trex Company, Inc.*	3,078	74

		676

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Small Cap Value Fund

	Number	Value
	of Shares	(000) ±
Medical Services & Equipment — 0.8%
Encore Medical Corp.*	6,480	$30
NDC Health Corp.	35,449	671
Radiologix, Inc.*	128,144	469

		1,170

Medical Supplies & Equipment — 1.0%
Abaxis, Inc.*	27,577	360
Conceptus, Inc.*	38,082	442
PSS World Medical, Inc.*	59,790	797

		1,599

Metal Components & Products — 2.7%
Commercial Metals Co.+	40,160	1,355
Earle M. Jorgensen Co.*	74,047	705
Mueller Industries, Inc.	42,520	1,181
Oregon Steel Mills, Inc.*	32,753	914

		4,155

Metals & Mining — 0.1%
Schnitzer Steel Industries, Inc.	6,731	219

Oil & Gas — 6.4%
Frontier Oil Corp	12,963	575
Northwest Natural Gas Co.	35,091	1,306
Oil States International, Inc.*	19,530	709
Parallel Petroleum Corp.*	38,411	538
Petroleum Development Corp.*	6,827	262
Range Resources Corp.	71,915	2,776
Southwest Gas Corp.	17,807	488
Superior Well Services*	6,613	153
W-H Energy Services, Inc.*	19,006	616
Whiting Petroleum Corp.*	50,900	2,231
Willbros Group*	18,858	299

		9,953

Paper & Related Products — 1.0%
Caraustar Industries, Inc.*	147,767	1,622

Pharmaceuticals — 1.2%
Medarex, Inc.*	46,732	445
Salix Pharmaceuticals Ltd.*	22,084	469
Thermogenesis Corp.*	65,071	345
United Therapeutics Corp.*	7,865	549

		1,808

Printing & Publishing — 0.4%
Journal Register Co.	39,726	643

Restaurants — 0.7%
BUCA, Inc.*	63,196	384
California Pizza Kitchen, Inc.*	17,756	519
Fox & Hound Restaurant Group*	24,255	247

		1,150

Retail — 3.9%
Aaron Rents, Inc.	69,956	1,480
Big Lots, Inc.*+	48,131	529
CEC Entertainment, Inc.*	31,747	1,008
Charming Shoppes,Inc.*	13,941	149
Dress Barn, Inc.*	16,810	383
Gymboree Corp.*	70,277	959
Sharper Image Corp.*	25,394	320
Tuesday Morning Corp.	19,147	495
Zale Corp.*	26,142	710

		6,033

Services — Commercial — 0.3%
Kanbay International Inc.*	7,066	133
LECG Corp.*	17,322	398

		531

Telecommunications — 3.6%
Alamosa Holdings, Inc.*	47,225	808
Alaska Communications Systems Group, Inc.+	27,490	314
Ditech Communications Corp.*	48,324	326

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Small Cap Value Fund

	Number	Value
	of Shares	(000) ±
Telecommunications — (continued)
Dobson Communications Corp.*	40,873	$314
Leap Wireless International,Inc*	14,027	494
Powerwave Technologies, Inc.*	54,096	703
UbiquiTel, Inc.*	46,092	403
Valor Communications Group, Inc.	26,987	368
West Corp.*	50,798	1,899

		5,629

Textiles & Apparel — 0.8%
Kellwood Co.	17,545	454
K-Swiss, Inc.	21,478	635
Nexity Financial Corp.*	13,447	218

		1,307

Transportation & Related Services — 2.1%
AirTran Holdings, Inc.*+	111,884	1,416
Forward Air Corp.*	8,836	326
Frontier Airlines, Inc.*	24,336	238
Heartland Express, Inc.	22,996	468
OMI Corp.	8,612	154
SCS Transportation, Inc.*	36,734	577

		3,179

Waste Management — 0.6%
Waste Connections, Inc.*	26,286	922

Wholesale Distributor — 0.5%
Scansource, Inc.*	14,572	710

TOTAL COMMON STOCKS
(Cost $123,144)		135,577

REAL ESTATE INVESTMENT TRUSTS — 10.3%
Apartments — 0.4%
American Campus Communitie	7,149	172
Post Properties, Inc.	11,985	446

		618

Automobiles & Related — 0.8%
Capital Automotive Trust	31,655	1,225

Building & Real Estate — 0.1%
Digital Realty Trust, Inc.	12,102	218

Diversified Operations — 1.6%
Correctional Properties Trust	29,967	881
Entertainment Properties Trust	14,057	627
Lexington Corporate Properties Trust	42,904	1,011

		2,519

Finance — 1.2%
MFA Mortgage Investments, Inc.	100,190	614
RAIT Investment Trust	44,243	1,261

		1,875

Hotels & Resorts — 0.7%
Hersha Hospitality Trust	17,953	178
Lasalle Hotel Properties	25,002	862

		1,040

Local Retail — 0.3%
Arcadia Realty Trust	28,687	516

Office Property — 3.3%
BioMed Realty Trust, Inc.	33,912	841
Brandywine Realty Trust	38,368	1,193
Corporate Office Properties	7,312	255
Parkway Properties, Inc.	28,122	1,319
Prentiss Properties Trust	31,254	1,269
Spirit Finance Corp.	16,217	182

		5,059

Regional Malls — 1.3%
Agree Realty Corp.	21,676	612
Commercial Net Lease Realty	53,968	1,079

Penn Series Funds, Inc.
Statement Of Net Assets — september 30, 2005 (unaudited)
Small Cap Value Fund

	Number	Value
	of Shares	(000) ±
Regional Malls — (continued)
KKR Financial Corp.*	13,016	$290

		1,981

Residential Construction — 0.3%
Town & Country Trust	14,455	420

Storage — 0.3%
U-Store-It Trust	26,029	528

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $14,196)		15,999

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Provident Institutional Funds — TempCash	1,724,903	1,725
RBB Sansom Street Fund Money Market Portfolio	1,478,766	1,479

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,204)		3,204

TOTAL INVESTMENTS — 100.0%
(Cost $140,544)		154,780

	Par
	(000)
SECURITIES LENDING COLLATERAL — 10.9%
Institutional Money Market Trust
3.8210%, 10/03/05	$5,906	5,906
Lehman Bros FRN
3.9970%, 10/13/05	1,706	1,706
Merrill Lynch MN
4.0370%, 10/04/05	1,283	1,283
Morgan Stanley FRN
4.0070%, 10/03/05	1,682	1,682
Societe Generale TD
3.9370%, 10/03/05	4,010	4,010
Wells Fargo TD
3.8750%, 10/03/05	2,278	2,278

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,865)		16,865

TOTAL INVESTMENTS AND SECURITIES LENDING COLLATERAL		171,645

LIABILITIES IN EXCESS OF OTHER ASSETS -— (10.9)%		(16,824)

NET ASSETS APPLICABLE TO 9,148,609 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$154,821

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$16.92

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan

±	See Security Valuation Note

FRN	— Floating Rate Note

MN	— Master Note

TD	— Time Deposit

(a)	At September 30, 2005, the cost for Federal income tax purposes was $140,764,426. Net unrealized appreciation was $14,015,716. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,485,991 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $8,470,275.

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
International Equity Fund

	Number	Value
	of Shares	(000) ±
COMMON STOCKS — 99.3%
Australia — 10.3%
Macquarie Airports	906,197	$2,267
Macquarie Bank Ltd.	120,500	6,924
Tabcorp Holdings Ltd.	170,163	2,239
Westfield Group	293,268	3,757
Westfield Group — New*	8,673	110
Woolworths Ltd.	265,381	3,366

		18,663

Belgium — 1.9%
Colruyt NV	27,325	3,553

Brazil — 3.1%
Banco Itau Holding Financeira S.A. (Pref.)	11,017	2,615
Souza Cruz S.A.	253,900	3,043

		5,658

France — 1.1%
M6 Metropole Television	83,000	2,096

Germany — 1.2%
Puma AG	8,050	2,184

Hong Kong — 3.2%
Esprit Holdings Ltd.*	477,000	3,566
Li & Fung Limited	960,400	2,222

		5,788

India — 7.7%
HDFC Bank Ltd. ADR	94,600	4,844
Infosys Technologies Ltd.	121,700	6,969
ITC Ltd. GDR	717,000	2,294

		14,107

Ireland — 4.6%
Anglo Irish Bank Corp.	613,925	8,348

Japan — 7.5%
Daito Trust Construction Co. Ltd.	64,500	2,824
Millea Holdings, Inc.	358	5,740
Toyota Motor Corp.	113,100	5,180

		13,744

Korea — 6.8%
Amorepacific Corp.	9,430	2,856
Korea Tobacco & Genseng Corp.	71,700	3,106
Lotte Chilsung Beverage Co. Ltd.	2,930	2,785
S1 Corp.	76,540	3,689

		12,436

Mexico — 1.3%
Grupo Modelo, S.A. de C.V.	728,800	2,358

South Africa — 2.4%
Remgro Ltd.	247,900	4,284

Spain — 8.2%
Enagas	408,000	7,331
Red Electrica de Espana	262,800	7,501

		14,832

Switzerland — 11.4%
Kuehne & Nagel International AG	16,500	4,079
Lindt & Spruengli AG	1,813	3,045
Nestle AG	17,515	5,128
Novartis AG ADR	50,500	2,575
Roche Holding AG	21,200	2,945
UBS AG	34,400	2,923

		20,695

United Kingdom — 28.6%
Barratt Developments Plc	246,000	3,278
British American Tobacco Plc	359,141	7,544
Cadbury Schweppes Plc	444,609	4,486

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
International Equity Fund

	Number	Value
	of Shares	(000) ±
United Kingdom — (Continued)
Diageo Plc	308,229	$4,431
Imperial Tobacco Group Plc	126,283	3,617
Johnston Press Plc	234,685	2,057
Kensington Group Plc	350,800	4,077
Northern Rock Plc	371,112	5,466
Reckitt Benckiser Plc	105,937	3,227
Royal Bank of Scotland Group Plc	154,138	4,374
Signet Group Plc	981,045	1,774
Tesco	1,396,916	7,626

		51,957

TOTAL COMMON STOCK
(Cost $127,755)		180,703

TOTAL SHORT-TERM INVESTMENTS — 1.0%
BlackRock Provident Institutional
Funds — TempCash	946,411	946
BlackRock Provident Institutional
Funds — TempFund	946,409	947

TOTAL SHORT-TERM INVESTMENTS		1,893

(Cost $1,893)

TOTAL INVESTMENTS -— 100.3%
(Cost $127,648)(a)		182,596

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(659)

NET ASSETS APPLICABLE TO 9,258,052 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$181,937

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$19.65

*	Non-Income Producing Security

±	See Security Valuation Note

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

(a)	At September 30, 2005, the cost for Federal income tax purposes was $129,663,357. Net unrealized appreciation was $52,933,017. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $53,193,469 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $260,452.

COMMON STOCKS	% of Market	Value
INDUSTRY DIVERSIFICATION	Value	(000’s)
Automobiles & Related	2.9%	$5,181
Banking	18.0%	32,571
Broadcast/Media	1.2%	2,096
Building & Real Estate	5.5%	9,969
Computer — Internet Services & Software	3.9%	6,969
Consumer Products	19.0%	34,494
Cosmetics & Toiletries	1.6%	2,856
Diversified Operations	2.4%	4,284
Energy Resources & Services	8.2%	14,832
Finance	3.9%	7,000
Food & Beverages	12.3%	22,232
Hotels & Gaming	1.2%	2,238
Insurance	3.2%	5,740
Pharmaceuticals	3.0%	5,520
Printing & Publishing	1.1%	2,057
Retail	9.0%	16,318
Services — Commercial	1.3%	2,267
Transportation & Related Services	2.3%	4,079

	100.0%	$180,703

Penn Series Funds, Inc.
Statement of Net Assets — september 30, 2005 (unaudited)
Reit Fund

	Number of	Value
	Shares	(000) ±
REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.1%
Apartments — 17.3%
Archstone-Smith Trust	35,226	$1,404
Avalonbay Communities, Inc.	17,600	1,508
Camden Property Trust	20,000	1,115
Equity Residential Properties Trust	49,500	1,874
GMH Communities Trust	44,100	647
Home Properties, Inc.	9,900	389

		6,937

Diversified Operations — 7.4%
Spirit Finance Corp.	51,900	584
Vornado Realty Trust	22,900	1,984
Washington Real Estate Investment Trust	12,800	398

		2,966

Factory Outlets — 1.3%
Tanger Factory Outlet Centers, Inc.	18,600	517

Hotels & Resorts — 10.3%
Highland Hospitality Corp.	37,800	388
Hilton Hotels Corp.	38,800	866
Lasalle Hotel Properties	22,252	767
Orient-Express Hotels Ltd.	7,500	213
Starwood Hotels & Resorts Worldwide, Inc.	33,500	1,915

		4,149

Industrial — 3.0%
AMB Property Corp.	13,200	593
Eastgroup Properties, Inc.	14,000	612

		1,205

Manufactured Homes — 1.1%
Equity Lifestyle Properties, Inc.	10,100	454

Mixed Industrial/Office — 4.7%
Digital Realty Trust, Inc.	40,800	734
Liberty Property Trust	26,900	1,144

		1,878

Net Lease — 2.1%
Ventas, Inc.	25,500	821

Office Property — 16.9%
Alexandria Real Estate Equities Inc.	9,700	802
BioMed Realty Trust, Inc.	29,900	741
Boston Properties, Inc.	26,300	1,865
Brookfield Properties Corp.	49,650	1,463
Glenborough Realty Trust, Inc.	19,800	380
Kilroy Realty Corp.	4,800	269
Mack-Cali Realty Corp.	17,800	800
Parkway Properties, Inc.	800	38
Trizec Properties, Inc.	17,700	408

		6,766

Regional Malls — 14.8%
CBL & Associates Properties, Inc.	18,400	754
General Growth Properties, Inc.	33,400	1,501
Simon Property Group, Inc.	49,700	3,684

		5,939

Self Storage — 5.6%
Public Storage, Inc.	27,515	1,843
Sovran Self Storage, Inc.	8,400	411

		2,254

Strip Centers — 12.6%
Equity One, Inc.	20,200	470
Kimco Realty Corp	37,000	1,163
Pan Pacific Retail Properties, Inc.	20,364	1,342
Realty Income Corp.	12,000	287
Regency Centers Corp.	18,800	1,080
Weingarten Realty Investors	19,200	727

		5,069

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $33,023)		38,955

Penn Series Funds, Inc.
Schedule of Investments — september 30, 2005 (unaudited)
The Reit Fund

	Number of	Value
	Shares	(000) ±
SHORT-TERM INVESTMENTS — 3.4%
BlackRock Provident Institutional
Funds — TempCash	679,312	$680
BlackRock Provident Institutional
Funds — TempFund	679,311	679

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,359)		1,359

TOTAL INVESTMENTS -— 100.5%
(Cost $34,382)(a)		40,314

LIABILITIES IN EXCESS OF OTHER ASSETS -— (0.5)%		(189)

NET ASSETS APPLICABLE TO 2,595,128 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$40,125

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$15.46

±	See Security Valuation Note

(a)	At September 30, 2005, the cost for Federal income tax purposes was $34,390,249. Net unrealized appreciation was $5,923,881. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $6,046,821 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $122,940.

SECURITY VALUATION
     Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.
     Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, and REIT Funds— Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.
     Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.
     Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: market value of investment securities, assets and liabilities at the current rate of exchange, purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman

Peter M. Sherman, President (principal executive officer)

Date	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman

Peter M. Sherman, President (principal executive officer)

Date	November 22, 2005

By (Signature and Title)*	/s/ Jill Bukata

Jill Bukata, Controller (principal financial officer)

Date	November 22, 2005

* Print the name and title of each signing officer under his or her signature.